UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05262
MFS SERIES TRUST VIII
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Income Fund
Class A-MFIOX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Income Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$77	0.73%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class A shares of the MFS Income Fund (fund) provided a total return of 12.23%, at net asset value. This compares with a return of 10.55% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s asset allocation decisions, most notably, its holdings of collateralized mortgage obligation (CMO) securities, for which the benchmark has no exposure, coupled with its overweight allocation to both the industrials and financial institutions sectors, contributed to performance. From a quality perspective, the fund’s out-of-benchmark exposure to “BB” and “B” -rated securities benefited relative returns, as bonds within these credit quality segments outperformed the benchmark during the reporting period.
    Bond selection within both the industrials and financial institutions sectors, particularly within “BBB” and “A” -rated bonds, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Conversely, the fund's duration positioning, particularly along the short end (centered around maturities of less than 5 years) of the yield curve, detracted from relative performance as interest rates generally declined over the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	12.23%	0.93%)	2.32%
A with initial sales charge (4.25%)	7.46%	0.06%)	1.87%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	10.55%	(0.23)%	1.49%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	5,670,398,296	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	486	Average Effective Duration (yrs):	6.1
Total Management Fee ($)#:	17,041,863
Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure at value
Fixed Income	98.7%
Money Market Funds	1.3%
Composition including fixed income credit quality
AAA	7.6%
AA	6.1%
A	12.5%
BBB	26.7%
BB	6.1%
B	5.1%
CCC	0.8%
C	0.0%
U.S. Government	32.1%
Federal Agencies	1.6%
Not Rated	0.1%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; and 0.35% in excess of $5 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFOA-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Income Fund
Class B-MIOBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Income Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$157	1.48%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class B shares of the MFS Income Fund (fund) provided a total return of 11.64%, at net asset value. This compares with a return of 10.55% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s asset allocation decisions, most notably, its holdings of collateralized mortgage obligation (CMO) securities, for which the benchmark has no exposure, coupled with its overweight allocation to both the industrials and financial institutions sectors, contributed to performance. From a quality perspective, the fund’s out-of-benchmark exposure to “BB” and “B” -rated securities benefited relative returns, as bonds within these credit quality segments outperformed the benchmark during the reporting period.
    Bond selection within both the industrials and financial institutions sectors, particularly within “BBB” and “A” -rated bonds, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Conversely, the fund's duration positioning, particularly along the short end (centered around maturities of less than 5 years) of the yield curve, detracted from relative performance as interest rates generally declined over the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	11.64%	0.20%)	1.59%
B with CDSC (declining over six years from 4% to 0%)×	7.64%	(0.15)%	1.59%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	10.55%	(0.23)%	1.49%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	5,670,398,296	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	486	Average Effective Duration (yrs):	6.1
Total Management Fee ($)#:	17,041,863
Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure at value
Fixed Income	98.7%
Money Market Funds	1.3%
Composition including fixed income credit quality
AAA	7.6%
AA	6.1%
A	12.5%
BBB	26.7%
BB	6.1%
B	5.1%
CCC	0.8%
C	0.0%
U.S. Government	32.1%
Federal Agencies	1.6%
Not Rated	0.1%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; and 0.35% in excess of $5 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFOB-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Income Fund
Class C-MIOCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Income Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$156	1.48%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class C shares of the MFS Income Fund (fund) provided a total return of 11.47%, at net asset value. This compares with a return of 10.55% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s asset allocation decisions, most notably, its holdings of collateralized mortgage obligation (CMO) securities, for which the benchmark has no exposure, coupled with its overweight allocation to both the industrials and financial institutions sectors, contributed to performance. From a quality perspective, the fund’s out-of-benchmark exposure to “BB” and “B” -rated securities benefited relative returns, as bonds within these credit quality segments outperformed the benchmark during the reporting period.
    Bond selection within both the industrials and financial institutions sectors, particularly within “BBB” and “A” -rated bonds, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Conversely, the fund's duration positioning, particularly along the short end (centered around maturities of less than 5 years) of the yield curve, detracted from relative performance as interest rates generally declined over the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	11.47%	0.19%)	1.58%
C with CDSC (1% for 12 months)×	10.47%	0.19%)	1.58%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	10.55%	(0.23)%	1.49%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	5,670,398,296	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	486	Average Effective Duration (yrs):	6.1
Total Management Fee ($)#:	17,041,863
Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure at value
Fixed Income	98.7%
Money Market Funds	1.3%
Composition including fixed income credit quality
AAA	7.6%
AA	6.1%
A	12.5%
BBB	26.7%
BB	6.1%
B	5.1%
CCC	0.8%
C	0.0%
U.S. Government	32.1%
Federal Agencies	1.6%
Not Rated	0.1%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; and 0.35% in excess of $5 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFOC-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Income Fund
Class I-MFIIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Income Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$51	0.48%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class I shares of the MFS Income Fund (fund) provided a total return of 12.52%, at net asset value. This compares with a return of 10.55% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s asset allocation decisions, most notably, its holdings of collateralized mortgage obligation (CMO) securities, for which the benchmark has no exposure, coupled with its overweight allocation to both the industrials and financial institutions sectors, contributed to performance. From a quality perspective, the fund’s out-of-benchmark exposure to “BB” and “B” -rated securities benefited relative returns, as bonds within these credit quality segments outperformed the benchmark during the reporting period.
    Bond selection within both the industrials and financial institutions sectors, particularly within “BBB” and “A” -rated bonds, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Conversely, the fund's duration positioning, particularly along the short end (centered around maturities of less than 5 years) of the yield curve, detracted from relative performance as interest rates generally declined over the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	12.52%	1.18%)	2.55%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	10.55%	(0.23)%	1.49%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	5,670,398,296	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	486	Average Effective Duration (yrs):	6.1
Total Management Fee ($)#:	17,041,863
Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure at value
Fixed Income	98.7%
Money Market Funds	1.3%
Composition including fixed income credit quality
AAA	7.6%
AA	6.1%
A	12.5%
BBB	26.7%
BB	6.1%
B	5.1%
CCC	0.8%
C	0.0%
U.S. Government	32.1%
Federal Agencies	1.6%
Not Rated	0.1%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; and 0.35% in excess of $5 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFOI-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Income Fund
Class R6-MFIWX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Income Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$41	0.39%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R6 shares of the MFS Income Fund (fund) provided a total return of 12.61%, at net asset value. This compares with a return of 10.55% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s asset allocation decisions, most notably, its holdings of collateralized mortgage obligation (CMO) securities, for which the benchmark has no exposure, coupled with its overweight allocation to both the industrials and financial institutions sectors, contributed to performance. From a quality perspective, the fund’s out-of-benchmark exposure to “BB” and “B” -rated securities benefited relative returns, as bonds within these credit quality segments outperformed the benchmark during the reporting period.
    Bond selection within both the industrials and financial institutions sectors, particularly within “BBB” and “A” -rated bonds, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Conversely, the fund's duration positioning, particularly along the short end (centered around maturities of less than 5 years) of the yield curve, detracted from relative performance as interest rates generally declined over the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	12.61%	1.27%)	2.55%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	10.55%	(0.23)%	1.38%
*	For the period from the commencement of the class's investment operations, March 2, 2018 through October 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	5,670,398,296	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	486	Average Effective Duration (yrs):	6.1
Total Management Fee ($)#:	17,041,863
Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure at value
Fixed Income	98.7%
Money Market Funds	1.3%
Composition including fixed income credit quality
AAA	7.6%
AA	6.1%
A	12.5%
BBB	26.7%
BB	6.1%
B	5.1%
CCC	0.8%
C	0.0%
U.S. Government	32.1%
Federal Agencies	1.6%
Not Rated	0.1%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; and 0.35% in excess of $5 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFOR6-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Global Growth Fund
Class A-MWOFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$138	1.22%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class A shares of the MFS Global Growth Fund (fund) provided a total return of 26.10%, at net asset value. This compares with a return of 32.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Growth Index (net div), generated a return of 37.22%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    The fund's avoidance of the weak-performing energy sector benefited relative returns.
    The combination of an underweight allocation and security selection within the materials sector further supported relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the consumer discretionary, consumer staples, and communication services sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	26.10%	10.41%	10.51%
A with initial sales charge (5.75%)	18.85%	9.11%	9.86%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	32.79%	11.08%	9.06%
MSCI All Country World Growth Index (net div) +∆	37.22%	13.51%	11.42%
+
Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	963,333,923	Total Management Fee ($)#:	8,419,821
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Microsoft Corp.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Visa, Inc., "A"	3.7%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.8%
Alphabet, Inc., "A"	2.8%
Apple, Inc.	2.7%
Tencent Holdings Ltd.	2.2%
HDFC Bank Ltd.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%
Issuer country weightings
United States	70.4%
Canada	5.4%
France	4.4%
Taiwan	4.1%
China	3.6%
Japan	2.3%
India	2.2%
Switzerland	1.9%
South Korea	1.3%
Other Countries	4.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
WGFA-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Growth Fund
Class B-MWOBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$222	1.97%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class B shares of the MFS Global Growth Fund (fund) provided a total return of 25.17%, at net asset value. This compares with a return of 32.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Growth Index (net div), generated a return of 37.22%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    The fund's avoidance of the weak-performing energy sector benefited relative returns.
    The combination of an underweight allocation and security selection within the materials sector further supported relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the consumer discretionary, consumer staples, and communication services sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	25.17%	9.59%	9.68%
B with CDSC (declining over six years from 4% to 0%)×	21.17%	9.31%	9.68%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	32.79%	11.08%	9.06%
MSCI All Country World Growth Index (net div) +∆	37.22%	13.51%	11.42%
+
Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	963,333,923	Total Management Fee ($)#:	8,419,821
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Microsoft Corp.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Visa, Inc., "A"	3.7%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.8%
Alphabet, Inc., "A"	2.8%
Apple, Inc.	2.7%
Tencent Holdings Ltd.	2.2%
HDFC Bank Ltd.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%
Issuer country weightings
United States	70.4%
Canada	5.4%
France	4.4%
Taiwan	4.1%
China	3.6%
Japan	2.3%
India	2.2%
Switzerland	1.9%
South Korea	1.3%
Other Countries	4.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
WGFB-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Growth Fund
Class C-MWOCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$222	1.97%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class C shares of the MFS Global Growth Fund (fund) provided a total return of 25.17%, at net asset value. This compares with a return of 32.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Growth Index (net div), generated a return of 37.22%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    The fund's avoidance of the weak-performing energy sector benefited relative returns.
    The combination of an underweight allocation and security selection within the materials sector further supported relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the consumer discretionary, consumer staples, and communication services sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	25.17%	9.59%	9.68%
C with CDSC (1% for 12 months)×	24.17%	9.59%	9.68%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	32.79%	11.08%	9.06%
MSCI All Country World Growth Index (net div) +∆	37.22%	13.51%	11.42%
+
Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	963,333,923	Total Management Fee ($)#:	8,419,821
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Microsoft Corp.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Visa, Inc., "A"	3.7%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.8%
Alphabet, Inc., "A"	2.8%
Apple, Inc.	2.7%
Tencent Holdings Ltd.	2.2%
HDFC Bank Ltd.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%
Issuer country weightings
United States	70.4%
Canada	5.4%
France	4.4%
Taiwan	4.1%
China	3.6%
Japan	2.3%
India	2.2%
Switzerland	1.9%
South Korea	1.3%
Other Countries	4.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
WGFC-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Growth Fund
Class I-MWOIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$110	0.97%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class I shares of the MFS Global Growth Fund (fund) provided a total return of 26.43%, at net asset value. This compares with a return of 32.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Growth Index (net div), generated a return of 37.22%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    The fund's avoidance of the weak-performing energy sector benefited relative returns.
    The combination of an underweight allocation and security selection within the materials sector further supported relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the consumer discretionary, consumer staples, and communication services sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	26.43%	10.69%	10.78%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	32.79%	11.08%	9.06%
MSCI All Country World Growth Index (net div) +∆	37.22%	13.51%	11.42%
+
Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	963,333,923	Total Management Fee ($)#:	8,419,821
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Microsoft Corp.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Visa, Inc., "A"	3.7%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.8%
Alphabet, Inc., "A"	2.8%
Apple, Inc.	2.7%
Tencent Holdings Ltd.	2.2%
HDFC Bank Ltd.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%
Issuer country weightings
United States	70.4%
Canada	5.4%
France	4.4%
Taiwan	4.1%
China	3.6%
Japan	2.3%
India	2.2%
Switzerland	1.9%
South Korea	1.3%
Other Countries	4.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
WGFI-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Growth Fund
Class R1-MWOGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$222	1.97%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R1 shares of the MFS Global Growth Fund (fund) provided a total return of 25.14%, at net asset value. This compares with a return of 32.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Growth Index (net div), generated a return of 37.22%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    The fund's avoidance of the weak-performing energy sector benefited relative returns.
    The combination of an underweight allocation and security selection within the materials sector further supported relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the consumer discretionary, consumer staples, and communication services sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	25.14%	9.59%	9.68%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	32.79%	11.08%	9.06%
MSCI All Country World Growth Index (net div) +∆	37.22%	13.51%	11.42%
+
Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	963,333,923	Total Management Fee ($)#:	8,419,821
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Microsoft Corp.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Visa, Inc., "A"	3.7%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.8%
Alphabet, Inc., "A"	2.8%
Apple, Inc.	2.7%
Tencent Holdings Ltd.	2.2%
HDFC Bank Ltd.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%
Issuer country weightings
United States	70.4%
Canada	5.4%
France	4.4%
Taiwan	4.1%
China	3.6%
Japan	2.3%
India	2.2%
Switzerland	1.9%
South Korea	1.3%
Other Countries	4.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
WGFR1-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Growth Fund
Class R2-MGWRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$166	1.47%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R2 shares of the MFS Global Growth Fund (fund) provided a total return of 25.79%, at net asset value. This compares with a return of 32.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Growth Index (net div), generated a return of 37.22%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    The fund's avoidance of the weak-performing energy sector benefited relative returns.
    The combination of an underweight allocation and security selection within the materials sector further supported relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the consumer discretionary, consumer staples, and communication services sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	25.79%	10.14%	10.23%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	32.79%	11.08%	9.06%
MSCI All Country World Growth Index (net div) +∆	37.22%	13.51%	11.42%
+
Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	963,333,923	Total Management Fee ($)#:	8,419,821
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Microsoft Corp.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Visa, Inc., "A"	3.7%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.8%
Alphabet, Inc., "A"	2.8%
Apple, Inc.	2.7%
Tencent Holdings Ltd.	2.2%
HDFC Bank Ltd.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%
Issuer country weightings
United States	70.4%
Canada	5.4%
France	4.4%
Taiwan	4.1%
China	3.6%
Japan	2.3%
India	2.2%
Switzerland	1.9%
South Korea	1.3%
Other Countries	4.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
WGFR2-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Growth Fund
Class R3-MWOHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$138	1.22%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R3 shares of the MFS Global Growth Fund (fund) provided a total return of 26.11%, at net asset value. This compares with a return of 32.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Growth Index (net div), generated a return of 37.22%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    The fund's avoidance of the weak-performing energy sector benefited relative returns.
    The combination of an underweight allocation and security selection within the materials sector further supported relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the consumer discretionary, consumer staples, and communication services sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	26.11%	10.41%	10.50%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	32.79%	11.08%	9.06%
MSCI All Country World Growth Index (net div) +∆	37.22%	13.51%	11.42%
+
Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	963,333,923	Total Management Fee ($)#:	8,419,821
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Microsoft Corp.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Visa, Inc., "A"	3.7%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.8%
Alphabet, Inc., "A"	2.8%
Apple, Inc.	2.7%
Tencent Holdings Ltd.	2.2%
HDFC Bank Ltd.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%
Issuer country weightings
United States	70.4%
Canada	5.4%
France	4.4%
Taiwan	4.1%
China	3.6%
Japan	2.3%
India	2.2%
Switzerland	1.9%
South Korea	1.3%
Other Countries	4.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
WGFR3-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Growth Fund
Class R4-MWOJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$110	0.97%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R4 shares of the MFS Global Growth Fund (fund) provided a total return of 26.42%, at net asset value. This compares with a return of 32.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Growth Index (net div), generated a return of 37.22%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    The fund's avoidance of the weak-performing energy sector benefited relative returns.
    The combination of an underweight allocation and security selection within the materials sector further supported relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the consumer discretionary, consumer staples, and communication services sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	26.42%	10.69%	10.78%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	32.79%	11.08%	9.06%
MSCI All Country World Growth Index (net div) +∆	37.22%	13.51%	11.42%
+
Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	963,333,923	Total Management Fee ($)#:	8,419,821
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Microsoft Corp.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Visa, Inc., "A"	3.7%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.8%
Alphabet, Inc., "A"	2.8%
Apple, Inc.	2.7%
Tencent Holdings Ltd.	2.2%
HDFC Bank Ltd.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%
Issuer country weightings
United States	70.4%
Canada	5.4%
France	4.4%
Taiwan	4.1%
China	3.6%
Japan	2.3%
India	2.2%
Switzerland	1.9%
South Korea	1.3%
Other Countries	4.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
WGFR4-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Growth Fund
Class R6-MWOKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$101	0.89%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R6 shares of the MFS Global Growth Fund (fund) provided a total return of 26.53%, at net asset value. This compares with a return of 32.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Growth Index (net div), generated a return of 37.22%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    The fund's avoidance of the weak-performing energy sector benefited relative returns.
    The combination of an underweight allocation and security selection within the materials sector further supported relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the consumer discretionary, consumer staples, and communication services sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	26.53%	10.78%	10.87%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	32.79%	11.08%	9.06%
MSCI All Country World Growth Index (net div) +∆	37.22%	13.51%	11.42%
+
Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	963,333,923	Total Management Fee ($)#:	8,419,821
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Microsoft Corp.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Visa, Inc., "A"	3.7%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.8%
Alphabet, Inc., "A"	2.8%
Apple, Inc.	2.7%
Tencent Holdings Ltd.	2.2%
HDFC Bank Ltd.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%
Issuer country weightings
United States	70.4%
Canada	5.4%
France	4.4%
Taiwan	4.1%
China	3.6%
Japan	2.3%
India	2.2%
Switzerland	1.9%
South Korea	1.3%
Other Countries	4.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
WGFR6-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr., members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to each Fund's investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended October 31, 2024 and 2023, audit fees billed to each Fund by Deloitte and E&Y were as follows:

Fees billed by Deloitte:		Audit Fees
	2024	2023
MFS Global Growth Fund	74,630	71,996

Fees billed by E&Y:		Audit Fees
	2024	2023
MFS Income Fund	70,642	68,150

For the fiscal years ended October 31, 2024 and 2023, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS Global Growth Fund	0	0	0	0	0	0

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS and MFS Related
Entities of MFS Global Growth	0	0	0	0	0	0
Fund *

Fees Billed by Deloitte:			Aggregate Fees for Non-audit Services
			2024		2023
To MFS Global Growth Fund, MFS and			17,927		0
MFS Related Entities#

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2024	2023	2024	2023	2024	2023
To MFS Income Fund	0	0	267	259	0	0

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2024	2023	2024	2023	2024	2023
To MFS and MFS Related
Entities of MFS Income Fund*	0	0	0	0	3,600	3,600
Fees Billed by E&Y:	Aggregate Fees for Non-audit Services
	2024	2023
To MFS Income Fund, MFS and MFS
Related Entities#	309,807	298,609

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte or E&Y, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities. If applicable the fees are converted to USD as of the payment date.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

4 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre- approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant)

was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Global Growth Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Growth Fund
Portfolio of Investments − 10/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Alcoholic Beverages – 1.4%
Kweichow Moutai Co. Ltd.	61,166	$ 13,132,856
Apparel Manufacturers – 3.3%
LVMH Moet Hennessy Louis Vuitton SE	24,829	$ 16,469,323
NIKE, Inc., “B”	194,682	15,015,822
		$31,485,145
Automotive – 0.9%
Aptiv PLC (a)	147,417	$ 8,377,708
Broadcasting – 1.1%
Walt Disney Co.	108,360	$ 10,424,232
Brokerage & Asset Managers – 1.8%
Brookfield Asset Management Ltd.	171,582	$ 9,103,144
Charles Schwab Corp.	115,389	8,173,003
		$17,276,147
Business Services – 8.2%
Accenture PLC, “A”	79,079	$ 27,268,021
CGI, Inc. (a)	130,284	14,432,437
Experian PLC	109,438	5,345,758
Fiserv, Inc. (a)	93,152	18,434,781
Thomson Reuters Corp.	9,685	1,585,312
TransUnion	120,068	12,162,888
		$79,229,197
Computer Software – 8.3%
Microsoft Corp.	125,819	$ 51,126,551
OBIC Co. Ltd.	291,200	9,510,546
Salesforce, Inc.	67,279	19,603,082
		$80,240,179
Computer Software - Systems – 4.1%
Apple, Inc.	115,080	$ 25,997,723
Capgemini	54,074	9,322,014
Samsung Electronics Co. Ltd.	90,222	3,813,270
		$39,133,007
Construction – 2.1%
Otis Worldwide Corp.	104,207	$ 10,233,128
Sherwin-Williams Co.	27,895	10,007,889
		$20,241,017
WGFFS-ANN
1

MFS Global Growth Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 3.0%
Church & Dwight Co., Inc.	190,067	$ 18,989,594
Estée Lauder Cos., Inc., “A”	146,283	10,084,750
		$29,074,344
Electrical Equipment – 5.4%
Amphenol Corp., “A”	208,764	$ 13,991,363
Hubbell, Inc.	29,632	12,653,753
Schneider Electric SE	62,888	16,269,440
TE Connectivity PLC	62,463	9,208,296
		$52,122,852
Electronics – 8.5%
Analog Devices, Inc.	35,036	$ 7,816,882
NVIDIA Corp.	221,864	29,454,665
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	206,578	39,361,372
Texas Instruments, Inc.	27,621	5,611,482
		$82,244,401
Food & Beverages – 3.2%
McCormick & Co., Inc.	144,346	$ 11,293,631
Nestle S.A.	76,181	7,196,857
PepsiCo, Inc.	73,342	12,180,640
		$30,671,128
Gaming & Lodging – 0.9%
Hilton Worldwide Holdings, Inc.	35,981	$ 8,450,138
General Merchandise – 1.4%
B&M European Value Retail S.A.	1,398,955	$ 6,983,814
Dollarama, Inc.	60,606	6,306,750
		$13,290,564
Insurance – 3.0%
Aon PLC	54,983	$ 20,171,613
Marsh & McLennan Cos., Inc.	39,005	8,512,451
		$28,684,064
Internet – 4.8%
Alphabet, Inc., “A”	158,850	$ 27,180,823
Gartner, Inc. (a)	21,504	10,805,760
NAVER Corp.	70,978	8,626,248
		$46,612,831
Leisure & Toys – 2.8%
Electronic Arts, Inc.	37,717	$ 5,689,609
Tencent Holdings Ltd.	415,000	21,598,513
		$27,288,122
Machinery & Tools – 3.1%
Daikin Industries Ltd.	108,300	$ 12,695,210
Eaton Corp. PLC	52,755	17,492,503
		$30,187,713
2

MFS Global Growth Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.7%
ICON PLC (a)	40,386	$ 8,970,134
Veeva Systems, Inc. (a)	36,609	7,645,058
		$16,615,192
Medical Equipment – 10.1%
Agilent Technologies, Inc.	151,012	$ 19,678,374
Becton, Dickinson and Co.	62,374	14,569,943
Boston Scientific Corp. (a)	142,644	11,984,949
Danaher Corp.	41,581	10,214,788
Mettler-Toledo International, Inc. (a)	5,757	7,436,605
STERIS PLC	77,672	17,231,533
Stryker Corp.	17,869	6,366,367
Thermo Fisher Scientific, Inc.	17,599	9,614,686
		$97,097,245
Other Banks & Diversified Financials – 9.6%
Credicorp Ltd.	63,647	$ 11,719,322
HDFC Bank Ltd.	1,048,407	21,545,654
Julius Baer Group Ltd.	68,604	4,198,238
Mastercard, Inc., “A”	15,581	7,784,112
Moody's Corp.	25,720	11,677,909
Visa, Inc., “A”	122,785	35,589,232
		$92,514,467
Printing & Publishing – 1.0%
Wolters Kluwer N.V.	59,832	$ 10,083,962
Railroad & Shipping – 2.1%
Canadian Pacific Kansas City Ltd.	265,093	$ 20,454,576
Restaurants – 0.6%
Starbucks Corp.	55,271	$ 5,399,977
Specialty Chemicals – 0.7%
Sika AG	23,514	$ 6,548,685
Specialty Stores – 1.9%
Ross Stores, Inc.	71,349	$ 9,968,882
TJX Cos., Inc.	72,652	8,211,856
		$18,180,738
Telecommunications - Wireless – 2.6%
American Tower Corp., REIT	79,598	$ 16,997,357
Cellnex Telecom S.A.	228,171	8,342,475
		$25,339,832
Utilities - Electric Power – 1.3%
CMS Energy Corp.	186,287	$ 12,967,438
Total Common Stocks (Identified Cost, $599,930,499)		$953,367,757
3

MFS Global Growth Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.87% (v) (Identified Cost, $10,272,811)	10,271,329	$ 10,272,356
Other Assets, Less Liabilities – (0.0)%		(306,190)
Net Assets – 100.0%		$963,333,923
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,272,356 and $953,367,757, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
4

MFS Global Growth Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 10/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $599,930,499)	$953,367,757
Investments in affiliated issuers, at value (identified cost, $10,272,811)	10,272,356
Cash	5
Foreign currency, at value (identified cost, $11)	11
Receivables for
Fund shares sold	558,083
Dividends	1,021,551
Receivable from investment adviser	79,089
Other assets	22
Total assets	$965,298,874
Liabilities
Payables for
Fund shares reacquired	$685,725
Payable to affiliates
Administrative services fee	824
Shareholder servicing costs	145,791
Distribution and service fees	6,186
Payable for independent Trustees' compensation	81
Deferred foreign capital gains tax expense payable	950,755
Accrued expenses and other liabilities	175,589
Total liabilities	$1,964,951
Net assets	$963,333,923
Net assets consist of
Paid-in capital	$564,756,138
Total distributable earnings (loss)	398,577,785
Net assets	$963,333,923
Shares of beneficial interest outstanding	14,646,236
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$367,241,770	5,688,240	$64.56
Class B	1,666,903	32,275	51.65
Class C	11,166,081	219,604	50.85
Class I	147,069,397	2,191,885	67.10
Class R1	1,004,555	19,812	50.70
Class R2	2,079,570	34,035	61.10
Class R3	15,934,377	248,636	64.09
Class R4	10,693,347	163,888	65.25
Class R6	406,477,923	6,047,861	67.21
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $68.50 [100 / 94.25 x $64.56]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
5

MFS Global Growth Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 10/31/24 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$11,560,339
Dividends from affiliated issuers	492,100
Income on securities loaned	4,989
Other	8
Foreign taxes withheld	(311,604)
Total investment income	$11,745,832
Expenses
Management fee	$8,544,131
Distribution and service fees	1,099,267
Shareholder servicing costs	624,533
Administrative services fee	145,410
Independent Trustees' compensation	18,111
Custodian fee	94,762
Shareholder communications	119,196
Audit and tax fees	94,006
Legal fees	4,910
Miscellaneous	242,795
Total expenses	$10,987,121
Fees paid indirectly	(470)
Reduction of expenses by investment adviser and distributor	(987,344)
Net expenses	$9,999,307
Net investment income (loss)	$1,746,525
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $47,957 foreign capital gains tax)	$50,107,217
Affiliated issuers	(1,197)
Foreign currency	36,629
Net realized gain (loss)	$50,142,649
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $611,600 increase in deferred foreign capital gains tax)	$156,644,813
Affiliated issuers	(1,275)
Translation of assets and liabilities in foreign currencies	4,962
Net unrealized gain (loss)	$156,648,500
Net realized and unrealized gain (loss)	$206,791,149
Change in net assets from operations	$208,537,674
See Notes to Financial Statements
6

MFS Global Growth Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	10/31/24	10/31/23
Change in net assets
From operations
Net investment income (loss)	$1,746,525	$1,803,300
Net realized gain (loss)	50,142,649	19,503,775
Net unrealized gain (loss)	156,648,500	51,349,289
Change in net assets from operations	$208,537,674	$72,656,364
Total distributions to shareholders	$(19,799,464)	$(23,467,992)
Change in net assets from fund share transactions	$(9,109,747)	$95,607,228
Total change in net assets	$179,628,463	$144,795,600
Net assets
At beginning of period	783,705,460	638,909,860
At end of period	$963,333,923	$783,705,460
See Notes to Financial Statements
7

MFS Global Growth Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$52.27	$48.60	$65.93	$51.22	$46.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.05	$(0.07)	$(0.04)	$(0.01)
Net realized and unrealized gain (loss)	13.50	5.41	(13.29)	16.54	5.62
Total from investment operations	$13.51	$5.46	$(13.36)	$16.50	$5.61
Less distributions declared to shareholders
From net investment income	$(0.02)	$—	$—	$—	$(0.04)
From net realized gain	(1.20)	(1.79)	(3.97)	(1.79)	(0.88)
Total distributions declared to shareholders	$(1.22)	$(1.79)	$(3.97)	$(1.79)	$(0.92)
Net asset value, end of period (x)	$64.56	$52.27	$48.60	$65.93	$51.22
Total return (%) (r)(s)(t)(x)	26.10	11.34	(21.58)	32.86	12.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33	1.33	1.33	1.32	1.36
Expenses after expense reductions (f)	1.22	1.22	1.22	1.22	1.21
Net investment income (loss)	0.01	0.09	(0.13)	(0.06)	(0.03)
Portfolio turnover rate	23	24	20	22	39
Net assets at end of period (000 omitted)	$367,242	$308,131	$287,675	$391,787	$290,411
Class B	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$42.32	$39.95	$55.29	$43.53	$39.93
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.36)	$(0.28)	$(0.41)	$(0.42)	$(0.32)
Net realized and unrealized gain (loss)	10.89	4.44	(10.96)	13.97	4.80
Total from investment operations	$10.53	$4.16	$(11.37)	$13.55	$4.48
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	(1.20)	(1.79)	(3.97)	(1.79)	(0.88)
Total distributions declared to shareholders	$(1.20)	$(1.79)	$(3.97)	$(1.79)	$(0.88)
Net asset value, end of period (x)	$51.65	$42.32	$39.95	$55.29	$43.53
Total return (%) (r)(s)(t)(x)	25.17	10.51	(22.17)	31.86	11.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	2.08	2.08	2.07	2.11
Expenses after expense reductions (f)	1.97	1.97	1.97	1.97	1.97
Net investment income (loss)	(0.72)	(0.65)	(0.88)	(0.82)	(0.78)
Portfolio turnover rate	23	24	20	22	39
Net assets at end of period (000 omitted)	$1,667	$2,205	$2,646	$4,537	$4,277

See Notes to Financial Statements
8

MFS Global Growth Fund
Financial Highlights - continued
Class C	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$41.68	$39.37	$54.55	$42.96	$39.42
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.36)	$(0.28)	$(0.40)	$(0.41)	$(0.32)
Net realized and unrealized gain (loss)	10.73	4.38	(10.81)	13.79	4.74
Total from investment operations	$10.37	$4.10	$(11.21)	$13.38	$4.42
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	(1.20)	(1.79)	(3.97)	(1.79)	(0.88)
Total distributions declared to shareholders	$(1.20)	$(1.79)	$(3.97)	$(1.79)	$(0.88)
Net asset value, end of period (x)	$50.85	$41.68	$39.37	$54.55	$42.96
Total return (%) (r)(s)(t)(x)	25.17	10.51	(22.17)	31.89	11.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08	2.08	2.08	2.07	2.11
Expenses after expense reductions (f)	1.97	1.97	1.97	1.97	1.97
Net investment income (loss)	(0.74)	(0.66)	(0.88)	(0.81)	(0.78)
Portfolio turnover rate	23	24	20	22	39
Net assets at end of period (000 omitted)	$11,166	$10,322	$10,690	$17,013	$14,222
Class I	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$54.27	$50.27	$67.95	$52.63	$47.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.18	$0.07	$0.12	$0.09
Net realized and unrealized gain (loss)	14.02	5.61	(13.74)	17.01	5.79
Total from investment operations	$14.19	$5.79	$(13.67)	$17.13	$5.88
Less distributions declared to shareholders
From net investment income	$(0.16)	$—	$(0.04)	$(0.02)	$(0.14)
From net realized gain	(1.20)	(1.79)	(3.97)	(1.79)	(0.88)
Total distributions declared to shareholders	$(1.36)	$(1.79)	$(4.01)	$(1.81)	$(1.02)
Net asset value, end of period (x)	$67.10	$54.27	$50.27	$67.95	$52.63
Total return (%) (r)(s)(t)(x)	26.43	11.62	(21.39)	33.19	12.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	1.08	1.08	1.07	1.10
Expenses after expense reductions (f)	0.97	0.97	0.97	0.97	0.97
Net investment income (loss)	0.27	0.32	0.12	0.19	0.17
Portfolio turnover rate	23	24	20	22	39
Net assets at end of period (000 omitted)	$147,069	$118,566	$91,871	$126,593	$98,214

See Notes to Financial Statements
9

MFS Global Growth Fund
Financial Highlights - continued
Class R1	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$41.57	$39.27	$54.42	$42.86	$39.33
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.36)	$(0.28)	$(0.40)	$(0.40)	$(0.32)
Net realized and unrealized gain (loss)	10.69	4.37	(10.78)	13.75	4.73
Total from investment operations	$10.33	$4.09	$(11.18)	$13.35	$4.41
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	(1.20)	(1.79)	(3.97)	(1.79)	(0.88)
Total distributions declared to shareholders	$(1.20)	$(1.79)	$(3.97)	$(1.79)	$(0.88)
Net asset value, end of period (x)	$50.70	$41.57	$39.27	$54.42	$42.86
Total return (%) (r)(s)(t)(x)	25.14	10.51	(22.17)	31.89	11.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08	2.08	2.08	2.07	2.11
Expenses after expense reductions (f)	1.97	1.97	1.97	1.97	1.97
Net investment income (loss)	(0.75)	(0.66)	(0.88)	(0.79)	(0.80)
Portfolio turnover rate	23	24	20	22	39
Net assets at end of period (000 omitted)	$1,005	$651	$617	$766	$442
Class R2	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$49.63	$46.34	$63.20	$49.29	$44.88
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.14)	$(0.08)	$(0.20)	$(0.18)	$(0.13)
Net realized and unrealized gain (loss)	12.81	5.16	(12.69)	15.88	5.42
Total from investment operations	$12.67	$5.08	$(12.89)	$15.70	$5.29
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	(1.20)	(1.79)	(3.97)	(1.79)	(0.88)
Total distributions declared to shareholders	$(1.20)	$(1.79)	$(3.97)	$(1.79)	$(0.88)
Net asset value, end of period (x)	$61.10	$49.63	$46.34	$63.20	$49.29
Total return (%) (r)(s)(t)(x)	25.79	11.06	(21.78)	32.52	11.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	1.58	1.58	1.57	1.61
Expenses after expense reductions (f)	1.47	1.47	1.47	1.47	1.47
Net investment income (loss)	(0.24)	(0.16)	(0.38)	(0.31)	(0.27)
Portfolio turnover rate	23	24	20	22	39
Net assets at end of period (000 omitted)	$2,080	$2,260	$2,219	$4,491	$3,207

See Notes to Financial Statements
10

MFS Global Growth Fund
Financial Highlights - continued
Class R3	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$51.99	$48.35	$65.62	$50.99	$46.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$(0.01)	$(0.07)	$(0.05)	$(0.01)
Net realized and unrealized gain (loss)	13.42	5.44	(13.23)	16.47	5.59
Total from investment operations	$13.43	$5.43	$(13.30)	$16.42	$5.58
Less distributions declared to shareholders
From net investment income	$(0.13)	$—	$—	$—	$(0.00)(w)
From net realized gain	(1.20)	(1.79)	(3.97)	(1.79)	(0.88)
Total distributions declared to shareholders	$(1.33)	$(1.79)	$(3.97)	$(1.79)	$(0.88)
Net asset value, end of period (x)	$64.09	$51.99	$48.35	$65.62	$50.99
Total return (%) (r)(s)(t)(x)	26.11	11.33	(21.59)	32.86	12.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33	1.33	1.33	1.32	1.36
Expenses after expense reductions (f)	1.22	1.22	1.22	1.22	1.22
Net investment income (loss)	0.01	(0.02)	(0.13)	(0.07)	(0.02)
Portfolio turnover rate	23	24	20	22	39
Net assets at end of period (000 omitted)	$15,934	$14,615	$3,240	$4,915	$4,237
Class R4	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$52.81	$48.97	$66.29	$51.38	$46.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.18	$0.07	$0.11	$0.11
Net realized and unrealized gain (loss)	13.64	5.45	(13.38)	16.60	5.64
Total from investment operations	$13.80	$5.63	$(13.31)	$16.71	$5.75
Less distributions declared to shareholders
From net investment income	$(0.16)	$—	$(0.04)	$(0.01)	$(0.14)
From net realized gain	(1.20)	(1.79)	(3.97)	(1.79)	(0.88)
Total distributions declared to shareholders	$(1.36)	$(1.79)	$(4.01)	$(1.80)	$(1.02)
Net asset value, end of period (x)	$65.25	$52.81	$48.97	$66.29	$51.38
Total return (%) (r)(s)(t)(x)	26.42	11.61	(21.38)	33.19	12.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	1.08	1.08	1.07	1.11
Expenses after expense reductions (f)	0.97	0.97	0.97	0.97	0.97
Net investment income (loss)	0.25	0.33	0.13	0.18	0.22
Portfolio turnover rate	23	24	20	22	39
Net assets at end of period (000 omitted)	$10,693	$7,315	$1,816	$2,153	$1,613

See Notes to Financial Statements
11

MFS Global Growth Fund
Financial Highlights - continued
Class R6	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$54.35	$50.31	$67.99	$52.65	$47.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.23	$0.12	$0.17	$0.14
Net realized and unrealized gain (loss)	14.04	5.60	(13.74)	17.01	5.78
Total from investment operations	$14.26	$5.83	$(13.62)	$17.18	$5.92
Less distributions declared to shareholders
From net investment income	$(0.20)	$—	$(0.09)	$(0.05)	$(0.16)
From net realized gain	(1.20)	(1.79)	(3.97)	(1.79)	(0.88)
Total distributions declared to shareholders	$(1.40)	$(1.79)	$(4.06)	$(1.84)	$(1.04)
Net asset value, end of period (x)	$67.21	$54.35	$50.31	$67.99	$52.65
Total return (%) (r)(s)(t)(x)	26.53	11.70	(21.31)	33.30	12.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	1.00	1.00	0.99	1.03
Expenses after expense reductions (f)	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	0.35	0.41	0.20	0.27	0.28
Portfolio turnover rate	23	24	20	22	39
Net assets at end of period (000 omitted)	$406,478	$319,641	$238,136	$306,209	$212,634
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS Global Growth Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Global Growth Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which affects all public entities that are required to report segment information in accordance with Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. Although management is still evaluating the disclosures required by ASU 2023-07, adoption of the standard will not affect the fund's financial position or its results of operations.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
13

MFS Global Growth Fund
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$668,721,981	$—	$—	$668,721,981
Canada	51,882,219	—	—	51,882,219
France	16,469,323	25,591,454	—	42,060,777
Taiwan	39,361,372	—	—	39,361,372
China	34,731,369	—	—	34,731,369
Japan	—	22,205,756	—	22,205,756
India	—	21,545,654	—	21,545,654
Switzerland	13,745,542	4,198,238	—	17,943,780
South Korea	—	12,439,518	—	12,439,518
Other Countries	11,719,322	30,756,009	—	42,475,331
Mutual Funds	10,272,356	—	—	10,272,356
Total	$846,903,484	$116,736,629	$—	$963,640,113
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and
14

MFS Global Growth Fund
Notes to Financial Statements  - continued
federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At October 31, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended October 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
15

MFS Global Growth Fund
Notes to Financial Statements  - continued
	Year ended 10/31/24	Year ended 10/31/23
Ordinary income (including any short-term capital gains)	$3,172,015	$196,628
Long-term capital gains	16,627,449	23,271,364
Total distributions	$19,799,464	$23,467,992
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/24
Cost of investments	$612,312,430
Gross appreciation	382,130,954
Gross depreciation	(30,803,271)
Net unrealized appreciation (depreciation)	$351,327,683
Undistributed ordinary income	5,209,587
Undistributed long-term capital gain	42,992,911
Other temporary differences	(952,396)
Total distributable earnings (loss)	$398,577,785
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 10/31/24	Year ended 10/31/23
Class A	$7,173,341	$10,509,223
Class B	60,509	116,099
Class C	286,044	473,653
Class I	3,087,807	3,263,175
Class R1	18,927	28,436
Class R2	51,396	85,967
Class R3	376,181	118,756
Class R4	194,168	259,848
Class R6	8,551,091	8,612,835
Total	$19,799,464	$23,467,992
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2026. For the year ended October 31, 2024, this management fee reduction amounted to $124,310, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended October 31, 2024 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
16

MFS Global Growth Fund
Notes to Financial Statements  - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.22%	1.97%	1.97%	0.97%	1.97%	1.47%	1.22%	0.97%	0.90%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2026. For the year ended October 31, 2024, this reduction amounted to $862,972, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $36,538 for the year ended October 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 901,782
Class B	0.75%	0.25%	1.00%	1.00%	22,407
Class C	0.75%	0.25%	1.00%	1.00%	114,054
Class R1	0.75%	0.25%	1.00%	1.00%	7,853
Class R2	0.25%	0.25%	0.50%	0.50%	12,095
Class R3	—	0.25%	0.25%	0.25%	41,076
Total Distribution and Service Fees					$1,099,267
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended October 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended October 31, 2024, this rebate amounted to $62 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended October 31, 2024, were as follows:
Amount
Class A	$2,794
Class B	342
Class C	731
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2024, the fee was $120,241, which equated to 0.0127% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended October 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $504,292.
17

MFS Global Growth Fund
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended October 31, 2024 was equivalent to an annual effective rate of 0.0153% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	2	$143
8/19/2024	Redemption	Class R2	2	117
8/19/2024	Redemption	Class R3	3	198
8/19/2024	Redemption	Class R4	2	147
During the year ended October 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $399,613.
(4)  Portfolio Securities
For the year ended October 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $213,307,556 and $241,837,666, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 10/31/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	424,120	$26,038,282	502,306	$27,148,603
Class B	1,191	52,965	278	12,066
Class C	26,938	1,296,666	30,264	1,308,524
Class I	610,173	38,375,042	764,990	42,182,869
Class R1	5,962	297,818	2,329	98,536
Class R2	3,553	204,180	8,523	438,253
Class R3	39,960	2,414,702	260,558	13,935,952
Class R4	57,137	3,560,377	151,653	8,046,962
Class R6	1,645,629	103,325,153	2,130,366	117,258,751
	2,814,663	$175,565,185	3,851,267	$210,430,516
18

MFS Global Growth Fund
Notes to Financial Statements  - continued
	Year ended 10/31/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	117,603	$6,852,747	197,858	$10,041,644
Class B	1,289	60,472	2,764	114,360
Class C	6,174	285,160	11,565	471,153
Class I	50,816	3,070,832	61,672	3,242,697
Class R1	411	18,927	700	28,436
Class R2	930	51,396	1,780	85,967
Class R3	6,504	376,181	2,353	118,756
Class R4	3,305	194,168	5,079	259,848
Class R6	137,855	8,338,857	157,524	8,288,929
	324,887	$19,248,740	441,295	$22,651,790
Shares reacquired
Class A	(748,596)	$(46,232,253)	(724,193)	$(38,685,234)
Class B	(22,306)	(1,123,753)	(17,161)	(749,248)
Class C	(61,151)	(2,956,527)	(65,721)	(2,818,849)
Class I	(653,882)	(41,570,978)	(469,266)	(25,699,068)
Class R1	(2,233)	(106,189)	(3,073)	(131,378)
Class R2	(15,976)	(942,738)	(12,651)	(637,166)
Class R3	(78,948)	(4,842,054)	(48,802)	(2,595,365)
Class R4	(35,078)	(2,161,423)	(55,286)	(2,888,223)
Class R6	(1,616,966)	(103,987,757)	(1,140,209)	(63,270,547)
	(3,235,136)	$(203,923,672)	(2,536,362)	$(137,475,078)
Net change
Class A	(206,873)	$(13,341,224)	(24,029)	$(1,494,987)
Class B	(19,826)	(1,010,316)	(14,119)	(622,822)
Class C	(28,039)	(1,374,701)	(23,892)	(1,039,172)
Class I	7,107	(125,104)	357,396	19,726,498
Class R1	4,140	210,556	(44)	(4,406)
Class R2	(11,493)	(687,162)	(2,348)	(112,946)
Class R3	(32,484)	(2,051,171)	214,109	11,459,343
Class R4	25,364	1,593,122	101,446	5,418,587
Class R6	166,518	7,676,253	1,147,681	62,277,133
	(95,586)	$(9,109,747)	1,756,200	$95,607,228
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended October 31, 2024, the fund’s commitment fee and interest expense were $4,711 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
19

MFS Global Growth Fund
Notes to Financial Statements  - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended October 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,213,826	$128,917,401	$126,856,399	$(1,197)	$(1,275)	$10,272,356
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$492,100	$—
20

MFS Global Growth Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust VIII and the Shareholders of MFS Global Growth Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Global Growth Fund (the “Fund”), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 20, 2024
We have served as the auditor of one or more of the MFS investment companies since 1924.
21

MFS Global Growth Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $22,151,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Growth Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Growth Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Growth Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS Global Growth Fund
Board Review of Investment Advisory Agreement
MFS Global Growth Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
24

MFS Global Growth Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
25

MFS Income Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Income Fund
Portfolio of Investments − 10/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.9%
Aerospace & Defense – 1.5%
Boeing Co., 2.196%, 2/04/2026	$2,018,000	$ 1,943,419
Boeing Co., 6.528%, 5/01/2034 (n)	2,458,000	2,591,586
Boeing Co., 5.705%, 5/01/2040	24,359,000	23,432,635
Boeing Co., 5.805%, 5/01/2050	4,282,000	4,038,621
Bombardier, Inc., 7.5%, 2/01/2029 (n)	20,000,000	20,824,980
TransDigm, Inc., 4.625%, 1/15/2029	32,500,000	30,862,864
		$83,694,105
Apparel Manufacturers – 0.2%
Tapestry, Inc., 7%, 11/27/2026	$2,424,000	$ 2,476,292
Tapestry, Inc., 7.35%, 11/27/2028	8,000,000	8,169,568
		$10,645,860
Asset-Backed & Securitized – 21.5%
ACREC 2021-FL1 Ltd., “D”, FLR, 7.524% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	$2,591,000	$ 2,545,367
ACREC 2023-FL2 LLC, “AS”, FLR, 7.636% (SOFR - 1mo. + 2.832%), 2/19/2038 (n)	7,500,000	7,511,227
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 7.545% ((SOFR - 1mo. + 0.11448%) + 2.65%), 1/15/2037 (n)	3,162,000	3,117,432
AGL CLO 1 Ltd., 2019-1A, “BRR”, FLR, 6.268% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	15,250,000	15,252,623
American Credit Acceptance Receivables Trust, 2024-2, “B”, 6.1%, 12/13/2027 (n)	3,733,000	3,762,654
American Credit Acceptance Receivables Trust, 2024-2, “C”, 6.24%, 4/12/2030 (n)	8,936,000	9,074,456
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	18,679,542	18,555,835
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	10,661,292	10,582,376
Arbor Realty Trust, Inc., CLO, 2021-FL1, “A”, FLR, 5.888% ((SOFR - 1mo. + 0.11448%) + 0.97%), 12/15/2035 (n)	1,476,336	1,471,021
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 6.118% ((SOFR - 1mo. + 0.11448%) + 1.2%), 12/15/2035 (n)	3,925,000	3,895,386
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.418% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	4,406,000	4,369,421
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 6.918% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	4,000,000	3,962,488
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 7.868% ((SOFR - 1mo. + 0.11448%) + 2.95%), 12/15/2035 (n)	2,701,000	2,629,281
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.518% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	3,925,000	3,897,623
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.768% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	3,500,000	3,469,431
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 7.118% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	539,000	532,943
Arbor Realty Trust, Inc., CLO, 2021-FL4, “A”, FLR, 6.268% ((SOFR - 1mo. + 0.11448%) + 1.35%), 11/15/2036 (n)	3,991,769	3,986,783
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.618% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	5,000,000	4,974,820
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.218% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	1,124,000	1,091,955
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 7.818% ((SOFR - 1mo. + 0.11448%) + 2.9%), 11/15/2036 (n)	15,061,500	14,523,892
Arbor Realty Trust, Inc., CLO, 2022-FL1, “A”, FLR, 6.46% (SOFR - 1mo. + 1.45%), 1/15/2037 (n)	4,209,918	4,209,884
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.309% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	1,500,000	1,473,102
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.01% (SOFR - 30 day + 3%), 1/15/2037 (n)	5,800,000	5,635,351
Arbor Realty Trust, Inc., CLO, 2022-FL1, “E”, FLR, 8.76% (SOFR - 30 day + 3.75%), 1/15/2037 (n)	4,500,000	4,350,118
Arbor Realty Trust, Inc., CLO, 2022-FL2, “D”, FLR, 9.154% (SOFR - 1mo. + 4.35%), 5/15/2037 (n)	8,038,000	7,868,443
AREIT 2022-CRE6 Trust, “B”, FLR, 6.74% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	2,957,000	2,928,453
AREIT 2022-CRE6 Trust, “E”, FLR, 8.29% (SOFR - 30 day + 3.4%), 1/20/2037 (n)	4,500,000	4,353,993
AREIT 2022-CRE7 LLC, “B”, FLR, 8.025% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	6,000,000	6,013,176
ARES CLO Ltd., 2018-28RA, “BR”, FLR, 6.347% (SOFR - 3mo. + 1.7%), 10/17/2030 (n)	29,500,000	29,521,948
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	1,266,691	1,279,383
Bain Capital Credit CLO Ltd., 2020-3A, “CRR”, FLR, 6.526% (SOFR - 3mo. + 1.9%), 10/23/2034 (n)	10,440,000	10,440,000
Bain Capital Credit CLO Ltd., 2020-4A, “BR”, FLR, 7.117% (SOFR - 3mo. + 2.5%), 10/20/2036 (n)	12,000,000	12,053,676
Bain Capital Credit CLO Ltd., 2021-4A, “CR”, FLR, 0% (SOFR - 3mo. + 1.95%), 10/20/2034 (n)(w)	29,386,111	29,391,577
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 6.979% ((SOFR - 3mo. + 0.26161%) + 2.1%), 1/20/2032 (n)	2,083,333	2,083,333
Ballyrock CLO 2023-25A Ltd., “A2”, FLR, 7.076% (SOFR - 3mo. + 2.45%), 1/25/2036 (n)	10,000,000	10,036,360
MFOFS-ANN

MFS Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.432% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	$44,819	$ 76,087
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	500,000	458,123
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.15%, 12/15/2055	3,226,076	3,422,750
BDS 2021-FL9 Ltd., “C”, FLR, 6.774% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/16/2038 (n)	4,254,000	4,160,591
BDS Ltd., 2024-FL13, “A”, FLR, 6.335% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	12,437,500	12,435,784
BDS Ltd., 2024-FL13, “AS”, FLR, 6.747% (SOFR - 1mo. + 1.99%), 9/19/2039 (n)	5,354,000	5,353,556
Benchmark 2019-B10 Mortgage Trust, “AM”, 3.979%, 3/15/2062	1,000,000	930,337
Benchmark 2019-B13 Mortgage Trust, “A4”, 2.952%, 8/15/2057	5,000,000	4,539,870
Benchmark 2023-V3 Mortgage Trust, “AS”, 7.097%, 7/15/2056	10,000,000	10,525,279
Benchmark 2024-V5 Mortgage Trust, “AM”, 6.417%, 1/10/2057	2,500,000	2,588,160
Benefit Street Partners CLO Ltd., 2014-IVA, “CR4”, FLR, 7.017% (SOFR - 3mo. + 2.4%), 4/20/2034 (n)	13,000,000	13,009,685
Black Diamond CLO Ltd., 2019-2A, “BR”, FLR, 7.376% (SOFR - 3mo. + 2.75%), 7/23/2032 (n)	31,000,000	31,043,028
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 6.645% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)	14,351,672	14,324,763
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 7.194% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)	10,492,715	10,466,483
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 6.718% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/15/2036 (n)	1,231,000	1,203,055
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.968% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	1,300,000	1,263,292
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 7.668% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2038 (n)	3,418,500	3,356,683
BSPRT 2022-FL8 Issuer Ltd., “D”, FLR, 7.81% (SOFR - 30 day + 2.8%), 2/15/2037 (n)	4,000,000	3,882,405
BSPRT Issuer Ltd., 2024-FL11, “AS”, FLR, 6.899% (SOFR - 1mo. + 2.095%), 7/15/2039 (n)	12,197,000	12,177,951
Business Jet Securities LLC, 2024-1A, “C”, 9.132%, 5/15/2039 (n)	3,465,367	3,508,858
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	14,988,889	14,730,100
BXMT 2021-FL4 Ltd., “B”, FLR, 6.445% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	2,123,000	1,921,116
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)	14,468,787	14,499,776
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	7,992,804	8,039,034
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	16,717,702	16,597,587
Columbia Cent CLO 28 Ltd., “B-R”, 7.544%, 11/07/2030 (n)	2,083,333	2,087,466
Commercial Equipment Finance, 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	46,933	46,831
Commercial Mortgage Pass-Through Certificates, 2019-BN16, “AS”, 4.267%, 2/15/2052	2,230,000	2,116,903
Commercial Mortgage Pass-Through Certificates, 2019-BN23, “A3”, 2.92%, 12/15/2052	5,777,000	5,220,388
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	5,000,000	4,681,563
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “B”, 6.774%, 8/15/2056	6,906,487	7,376,886
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,805,893	1,795,769
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	7,118,945	7,185,065
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)	917,264	9
DLLST LLC, 2024-1A, “A2”, 5.33%, 1/20/2026 (n)	3,460,481	3,464,376
Drive Auto Receivables Trust, 2024-1, “A2”, 5.83%, 12/15/2026	4,052,766	4,058,682
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 6.944% ((SOFR - 3mo. + 0.26161%) + 2.05%), 7/18/2030 (n)	2,000,000	2,003,522
Dryden Senior Loan Fund, 2022-104A, “BR”, FLR, 6.75% (SOFR - 3mo. + 1.75%), 8/20/2034 (n)	25,050,000	25,064,980
Dryden Senior Loan Fund, 2022-113A, “BR2”, CLO, FLR, 6.267% (SOFR - 3mo. + 1.65%), 10/15/2037 (n)	7,250,000	7,250,000
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)	4,065,000	4,106,594
ELM Trust, 2024-ELM, “D15”, 6.674%, 6/10/2039 (n)	1,500,000	1,517,098
Empire District Bondco LLC, 4.943%, 1/01/2033	8,572,000	8,564,369
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	6,255,081	6,362,550
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	4,855,458	4,866,528
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)	909,091	909,302
GLGU 2023-1A Ltd., “B”, FLR, 7.617% (SOFR - 3mo. + 3%), 7/20/2035 (n)	15,000,000	15,189,345
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	5,282,406	5,346,329
GreatAmerica Leasing Receivables Funding LLC, 2024-1, “A3”, 4.98%, 1/18/2028 (n)	4,250,000	4,265,763
GS Mortgage Securities Trust, 2019-GC40, “AS”, 3.412%, 7/10/2052	2,200,000	1,959,414
Hartwick Park CLO Ltd., 2023-1A, “B”, FLR, 6.867% (SOFR - 3mo. + 2.25%), 1/21/2036 (n)	4,347,826	4,355,626
Hartwick Park CLO, Ltd., 2023-1A, “C”, FLR, 7.367% (SOFR - 3mo. + 2.75%), 1/21/2036 (n)	13,000,000	13,016,549
HGI CRE CLO Ltd., 2021-FL3, “D”, FLR, 8.743% (SOFR - 30 day + 3.75%), 4/20/2037 (n)	4,500,000	4,409,550
HGI CRE CLO Ltd., 2022-FL3, “B”, FLR, 7.593% (SOFR - 1mo. + 2.6%), 4/20/2037 (n)	3,000,000	3,002,483
KKR Static CLO I Ltd., 2022-1A, “CR”, FLR, 7.182% (SOFR - 3mo. + 2.55%) 7/20/2031 (n)	20,000,000	20,008,620

MFS Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
KREF 2021-FL2 Ltd., “D”, FLR, 7.095% ((SOFR - 1mo. + 0.11448%) + 2.2%), 2/15/2039 (n)	$1,837,000	$ 1,731,602
LCCM 2021-FL2 Trust, “C”, FLR, 7.068% ((SOFR - 1mo. + 0.11448%) + 2.15%), 12/13/2038 (n)	3,212,500	3,141,015
LoanCore 2021-CRE5 Ltd., “C”, FLR, 7.268% ((SOFR - 1mo. + 0.11448%) + 2.35%), 7/15/2036 (n)	3,000,000	2,964,678
Madison Park Funding Ltd., 2017-23A, “CR”, FLR, 6.879% ((SOFR - 3mo. + 0.26161%) + 2%), 7/27/2031 (n)	3,000,000	3,001,242
Magnetite XXXIX Ltd., 2023-39A, “C”, FLR, 7.176% (SOFR - 3mo. + 2.55%), 10/25/2033 (n)	8,000,000	8,011,832
MF1 2020-FL4 Ltd., “AS”, FLR, 6.995% ((SOFR - 1mo. + 0.11448%) + 2.1%), 12/15/2035 (n)	5,547,500	5,516,289
MF1 2020-FL4 Ltd., “B”, FLR, 7.645% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2035 (n)	4,829,000	4,811,679
MF1 2020-FL4 Ltd., “C”, FLR, 8.495% (SOFR - 1mo. + 3.7145%), 12/15/2035 (n)	6,500,000	6,461,298
MF1 2021-FL5 Ltd., “AS”, FLR, 6.095% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	1,000,000	995,241
MF1 2021-FL5 Ltd., “B”, FLR, 6.345% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	4,354,000	4,324,948
MF1 2021-FL5 Ltd., “C”, FLR, 6.595% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	2,250,000	2,222,402
MF1 2021-FL5 Ltd., “D”, FLR, 7.395% ((SOFR - 1mo. + 0.11448%) + 2.5%), 7/15/2036 (n)	3,000,000	2,923,968
MF1 2021-FL6 Ltd., “AS”, FLR, 6.324% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/16/2036 (n)	3,200,000	3,166,889
MF1 2021-FL6 Ltd., “C”, FLR, 6.724% ((SOFR - 1mo. + 0.11448%) + 1.85%), 7/16/2036 (n)	4,462,603	4,336,807
MF1 2022-FL10 Ltd., “B”, FLR, 8.494% (SOFR - 1mo. + 3.735%), 9/17/2037 (n)	7,500,000	7,489,504
MF1 2022-FL8 Ltd., “A”, FLR, 6.109% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	8,743,156	8,718,728
MF1 2022-FL8 Ltd., “D”, FLR, 7.409% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	5,000,000	4,791,631
MF1 2022-FL8 Ltd., “E”, FLR, 7.909% (SOFR - 30 day + 3.15%), 2/19/2037 (n)	4,500,000	4,278,128
MF1 2022-FL9 Ltd., “B”, FLR, 7.909% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	7,000,000	7,003,759
MF1 2023-FL12 LLC, “AS”, FLR, 7.537% (SOFR - 1mo. + 2.778%), 10/19/2038 (n)	15,000,000	15,027,013
MF1 2024-FL14 LLC, “B”, FLR, 7.448% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)	8,208,757	8,227,703
MF1 2024-FL14 LLC, “C”, FLR, 8.048% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	8,750,765	8,793,696
MF1 2024-FL14 LLC, “D”, FLR, 9.597% (SOFR - 1mo. + 4.838%), 3/19/2039 (n)	6,500,000	6,538,298
MF1 2024-FL15 LLC, “B”, FLR, 7.272% (SOFR - 1mo. + 2.491%), 8/18/2041 (n)	11,108,000	11,086,806
MF1 2024-FL15 LLC, “C”, FLR, 7.721% (SOFR - 1mo. + 2.94%), 8/18/2041 (n)	13,400,000	13,373,749
MF1 2024-FL16 Ltd., “B”, FLR, 6.892% (SOFR - 1mo. + 2.142%), 11/18/2029 (n)	14,900,000	14,867,369
MF1 2024-FL16 Ltd., “C”, FLR, 7.292% (SOFR - 1mo. + 2.542%), 11/18/2029 (n)	17,880,000	17,840,877
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	13,909,793	13,995,572
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	7,198,942	7,673,654
MSWF Commercial Mortgage Trust, 2023-2, “AS”, 6.491%, 12/15/2056	4,949,272	5,248,713
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 6.768% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	2,286,610	2,292,528
Neuberger Berman CLO Ltd., 2016-21A, “CR2”, 6.929%, 4/20/2034 (n)	1,750,000	1,755,906
Neuberger Berman CLO Ltd., 2019-35A, “CR”, FLR, 6.917% (SOFR - 3mo. + 2.3%), 1/19/2033 (n)	20,000,000	20,039,160
Neuberger Berman CLO Ltd., 2023-53A, “C”, FLR, 7.235% (SOFR - 3mo. + 2.6%), 10/24/2032 (n)	14,500,000	14,518,922
Neuberger Berman CLO Ltd., 2023-53A, “CR”, FLR, 5% (SOFR - 3mo. + 1.85%), 10/24/2037 (n)(w)	14,500,000	14,500,000
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	25,923,110	26,080,178
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 6.963% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	31,844,327	31,813,884
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.243% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	3,236,356	3,243,735
OBX Trust, 2024-NQM10, “A2”, 6.332%, 5/25/2064 (n)	5,511,408	5,550,571
OBX Trust, 2024-NQM14, “A1”, 4.944%, 9/25/2064 (n)	9,770,058	9,655,406
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)	13,613,515	13,659,279
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	6,437,951	6,479,654
OZLM Funding Ltd., 2012-2A, “A2RA”, FLR, 6.389% (SOFR - 3mo. + 1.8%), 7/30/2031 (n)	20,000,000	20,012,240
OZLM Funding Ltd., 2012-2A, “BR3”, FLR, 6.889% (SOFR - 3mo. + 2.3%), 7/30/2031 (n)	17,400,000	17,436,679
OZLM Ltd., 2017-21A, “BR”, FLR, 6.517% (SOFR - 3mo. + 1.9%), 1/20/2031 (n)	27,500,000	27,501,815
Palmer Square Loan Funding 2021-4A Ltd., “A1”, FLR, 5.718% ((SOFR - 3mo. + 0.26161%) + 0.8%), 10/15/2029 (n)	1,120,395	1,121,401
PFP III 2021-8 Ltd., “D”, FLR, 7.048% ((SOFR - 1mo. + 0.11448%) + 2.15%), 8/09/2037 (z)	4,274,000	4,253,012
PFP III 2024-11 Ltd., “AS”, FLR, 6.973% (SOFR - 1mo. + 2.18957%), 9/17/2039 (n)	35,292,589	35,220,327
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 7.802% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	1,770,000	1,739,942
ReadyCap Commercial Mortgage Trust, 2023-FL12 LLC, FLR, 7.073% (SOFR - 1mo. + 2.335%), 5/25/2038 (n)	4,085,965	4,091,073
Rockford Tower CLO Ltd., 2020-1A, “CR”, FLR, 7.317% (SOFR - 3mo. + 2.7%), 1/20/2036 (n)	12,000,000	12,044,232
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)	3,178,159	3,183,605
Shackleton 2015-7RA CLO Ltd., “B”, FLR, 6.306% (SOFR - 3mo. + 1.65%), 7/15/2031 (n)	13,700,000	13,700,438

MFS Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
SHR Trust, 2024-LXRY, “B”, 7.254%, 10/15/2041 (n)	$24,740,364	$ 24,771,225
Starwood Commercial Mortgage, 2021-FL2, “D”, 7.674%, 4/18/2038 (n)	3,000,000	2,846,678
Starwood Commercial Mortgage, 2022-FL3, “D”, FLR, 7.76% (SOFR - 30 day + 2.75%), 11/15/2038 (n)	2,750,000	2,560,528
STORE Master Funding LLC, 2024-1A, “A3”, 5.93%, 5/20/2054 (n)	3,690,750	3,713,143
STORE Master Funding LLC, 2024-1A, “A4”, 5.94%, 5/20/2054 (n)	897,750	907,596
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.745% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	2,700,000	2,670,368
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	1,052,000	1,009,667
Venture CLO 43 Ltd., 2021-43A, “CR”, FLR, 6.906% (SOFR - 3mo. + 2.25%), 4/15/2034 (n)	29,305,532	29,324,727
Verus Securitization Trust, 2024-2, “A1”, 6.095%, 2/25/2069 (n)	5,244,731	5,274,982
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	7,730,754	7,736,148
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	4,246,938	4,236,682
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	6,200,000	6,232,743
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.218% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	1,737,638	1,748,288
Voya CLO 2016-1A Ltd., “A2R”, FLR, 6.179% (SOFR - 3mo. + 1.562%), 1/20/2031 (n)	1,000,000	1,000,542
Voya CLO 2016-1A Ltd., “BR”, FLR, 6.679% (SOFR - 3mo. + 2.061%), 1/20/2031 (n)	2,910,000	2,915,628
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	1,740,000	1,673,889
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,490,000	3,285,873
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	1,500,000	1,429,100
Wells Fargo Commercial Mortgage Trust, 2018-C44, “A5”, 4.212%, 5/15/2051	1,500,000	1,454,055
		$1,218,843,663
Automotive – 1.0%
Ford Motor Credit Co. LLC, 6.05%, 3/05/2031	$22,999,000	$ 23,140,561
Hyundai Capital America, 2.1%, 9/15/2028 (n)	2,000,000	1,793,976
Hyundai Capital America, 5.35%, 3/19/2029 (n)	4,963,000	5,011,144
Hyundai Capital America, 6.375%, 4/08/2030 (n)	10,896,000	11,448,646
LKQ Corp., 6.25%, 6/15/2033	14,133,000	14,615,675
		$56,010,002
Broadcasting – 0.4%
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	$22,151,000	$ 19,411,657
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	8,054,000	6,066,430
		$25,478,087
Brokerage & Asset Managers – 1.2%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$11,266,000	$ 11,722,576
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	10,000,000	10,610,157
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	11,272,000	10,981,088
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	2,794,000	2,739,800
LPL Holdings, Inc., 4%, 3/15/2029 (n)	7,300,000	6,864,978
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	24,858,000	22,981,999
		$65,900,598
Building – 0.9%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$5,260,000	$ 5,105,172
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	24,652,000	23,317,001
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	6,900,000	6,340,809
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	18,550,000	16,103,066
		$50,866,048

MFS Income Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – 0.3%
Fiserv, Inc., 5.6%, 3/02/2033		$5,570,000	$ 5,725,386
Global Payments, Inc., 2.9%, 5/15/2030		3,563,000	3,184,414
Global Payments, Inc., 2.9%, 11/15/2031		10,669,000	9,217,952
			$18,127,752
Cable TV – 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		$16,300,000	$ 14,558,164
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		9,000,000	7,190,182
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045		10,000,000	9,447,741
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047		7,000,000	5,721,934
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052		1,824,000	1,172,695
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053		5,342,000	4,277,205
Time Warner Cable, Inc., 4.5%, 9/15/2042		2,031,000	1,518,006
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		27,000,000	23,210,669
			$67,096,596
Conglomerates – 1.6%
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		$7,965,000	$ 8,100,588
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/2031 (n)		7,724,000	7,896,183
nVent Finance S.à r.l., 5.65%, 5/15/2033		9,324,000	9,517,105
Regal Rexnord Corp., 6.3%, 2/15/2030		14,247,000	14,753,361
Regal Rexnord Corp., 6.4%, 4/15/2033		26,527,000	27,716,688
Sisecam UK PLC, 8.625%, 5/02/2032 (n)		9,357,000	9,534,783
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		7,534,000	7,498,994
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		6,667,000	6,853,208
			$91,870,910
Consumer Services – 0.8%
CBRE Group, Inc., 5.95%, 8/15/2034		$16,397,000	$ 17,156,973
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		3,300,000	3,221,994
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		10,700,000	9,374,459
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		19,500,000	16,062,901
			$45,816,327
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 5.875%, 4/10/2034		$23,547,000	$ 23,841,945
Emerging Market Quasi-Sovereign – 0.5%
Ecopetrol S.A. (Republic of Colombia), 8.375%, 1/19/2036		$7,454,000	$ 7,285,194
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		2,618,000	2,566,300
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		11,687,000	12,183,697
Petroleos Mexicanos, 5.95%, 1/28/2031		5,650,000	4,868,394
			$26,903,585
Emerging Market Sovereign – 1.6%
Arab Republic of Egypt, 7.3%, 9/30/2033		$14,288,000	$ 12,053,643
Dominican Republic, 4.875%, 9/23/2032 (n)		7,909,000	7,226,152
Federal Republic of Nigeria, 7.375%, 9/28/2033		12,904,000	10,903,493
Republic of Angola, 8%, 11/26/2029		10,656,000	9,746,404
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	1,864,000	1,773,617
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		$12,331,000	12,282,108
Republic of Serbia, 6%, 6/12/2034 (n)		12,765,000	12,807,232
Republic of Turkey, 5.875%, 5/21/2030	EUR	7,668,000	8,656,986

MFS Income Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Turkey, 7.625%, 5/15/2034		$6,117,000	$ 6,304,333
United Mexican States, 7.75%, 5/29/2031	MXN	195,500,000	8,747,012
			$90,500,980
Energy - Independent – 1.2%
EQT Corp., 5%, 1/15/2029		$7,249,000	$ 7,161,708
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)		3,043,000	3,031,169
Occidental Petroleum Corp., 6.625%, 9/01/2030		14,500,000	15,246,899
Occidental Petroleum Corp., 5.55%, 10/01/2034		6,292,000	6,193,850
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		23,934,000	25,697,218
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		10,896,000	9,906,021
			$67,236,865
Energy - Integrated – 0.6%
BP Capital Markets PLC, 6.45% to 3/01/2034, FLR ((CMT - 5yr. + 2.153%) + 0.25%) to 3/01/2054, FLR ((CMT - 5yr. + 2.153%) + 1%) to 9/01/2172		$10,000,000	$ 10,435,490
Eni S.p.A., 5.5%, 5/15/2034 (n)		25,000,000	25,137,693
			$35,573,183
Financial Institutions – 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/06/2028		$6,892,000	$ 7,071,488
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032		5,000,000	4,396,237
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		2,342,000	2,242,717
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		9,944,000	9,177,590
Avolon Holdings Funding Ltd., 6.375%, 5/04/2028 (n)		3,115,000	3,218,345
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)		3,124,000	3,219,266
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		11,500,000	11,946,660
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		7,169,000	7,296,819
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)		14,500,000	14,368,859
SMBC Aviation Capital Finance DAC, 5.55%, 4/03/2034 (n)		20,000,000	20,100,853
			$83,038,834
Food & Beverages – 1.4%
Bacardi Ltd., 5.15%, 5/15/2038 (n)		$955,000	$ 894,561
Bacardi-Martini B.V., 5.9%, 6/15/2043 (n)		10,000,000	9,850,963
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		2,293,000	2,199,531
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030		8,400,000	8,382,773
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/2033		16,415,000	16,579,529
Performance Food Group, Inc., 6.125%, 9/15/2032 (n)		17,813,000	17,887,529
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		16,000,000	14,953,389
Post Holdings, Inc., 6.25%, 10/15/2034 (n)		7,519,000	7,435,932
			$78,184,207
Gaming & Lodging – 0.4%
Caesars Entertainment, Inc., 6.5%, 2/15/2032 (n)		$16,000,000	$ 16,225,840
Marriott International, Inc., 2.85%, 4/15/2031		654,000	574,785
Marriott International, Inc., 2.75%, 10/15/2033		4,537,000	3,756,912
			$20,557,537
Insurance – 1.2%
Corebridge Financial, Inc., 5.75%, 1/15/2034		$18,000,000	$ 18,426,886
Corebridge Financial, Inc., 4.35%, 4/05/2042		473,000	401,847
Corebridge Financial, Inc., 4.4%, 4/05/2052		1,412,000	1,160,031

MFS Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – continued
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	$4,850,000	$ 4,964,279
MetLife, Inc., 5.375%, 7/15/2033	10,000,000	10,273,677
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	32,695,000	34,337,089
		$69,563,809
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$6,326,000	$ 6,453,033
Insurance - Property & Casualty – 2.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	$16,250,000	$ 16,189,062
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	8,000,000	7,556,136
American International Group, Inc., 5.125%, 3/27/2033	5,455,000	5,452,679
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	15,000,000	15,074,025
Arthur J. Gallagher & Co., 5.45%, 7/15/2034	12,000,000	12,111,443
Brown & Brown, Inc., 2.375%, 3/15/2031	6,452,000	5,476,038
Brown & Brown, Inc., 4.2%, 3/17/2032	2,157,000	2,011,718
Brown & Brown, Inc., 5.65%, 6/11/2034	22,462,000	22,861,519
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	4,578,000	4,556,627
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	452,000	405,529
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	12,376,000	12,542,591
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	11,400,000	11,702,963
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054	2,500,000	2,600,765
Hub International Ltd., 5.625%, 12/01/2029 (n)	5,850,000	5,664,914
Hub International Ltd., 7.25%, 6/15/2030 (n)	19,641,000	20,297,461
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	18,572,000	19,015,507
		$163,518,977
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$3,557,000	$ 3,950,747
Machinery & Tools – 0.6%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$20,580,000	$ 20,517,531
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	13,008,000	12,955,266
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	1,944,000	1,969,843
		$35,442,640
Major Banks – 6.0%
Banco Mercantil del Norte S.A., 6.625% to 1/24/2032, FLR (CMT - 10yr. + 5.034%) to 1/24/2171	$4,868,000	$ 4,411,183
Bank of America Corp., 4.271% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.31%) to 7/23/2029	579,000	566,554
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	8,268,000	7,030,406
Bank of America Corp., 5.015% to 7/22/2032, FLR (SOFR - 1 day + 2.16%) to 7/22/2033	3,000,000	2,979,830
Bank of America Corp., 5.288% to 4/25/2033, FLR (SOFR - 1 day + 1.630%) to 4/25/2034	10,503,000	10,550,755
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	4,785,000	4,288,499
Barclays PLC, 4.375%, 1/12/2026	1,325,000	1,316,844
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	5,972,000	6,701,045
Barclays PLC, 8% to 9/15/2029, FLR (CMT - 5yr. + 5.431%) to 12/15/2171	15,000,000	15,504,120
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	5,000,000	4,636,130
Capital One Financial Corp., 7.624% to 10/30/2030, FLR (SOFR - 1 day + 3.07%) to 10/30/2031	5,078,000	5,642,850
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	5,330,000	5,402,128
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	21,988,000	23,088,629
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	1,859,000	1,913,929
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	5,752,000	5,938,566
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,217,000	2,097,654

MFS Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	$8,912,000	$ 9,287,261
Deutsche Bank AG, 5.403% to 9/11/2034, FLR (SOFR - 1 day + 2.05%) to 9/11/2035	10,000,000	9,708,532
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	6,695,000	5,709,574
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	4,410,000	3,850,920
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	1,150,000	1,022,259
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	536,000	518,574
JPMorgan Chase & Co., 4.851% to 7/25/2027, FLR (SOFR - 1 day + 1.99%) to 7/25/2028	4,000,000	4,005,558
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	726,000	650,807
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	4,000,000	3,493,456
JPMorgan Chase & Co., 5.766%, 4/22/2035	17,245,000	17,947,403
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	9,999,000	9,800,725
Morgan Stanley, 4.679% to 7/17/2025, FLR (SOFR - 1 day + 1.669%) to 7/17/2026	6,000,000	5,981,575
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	1,796,000	1,830,669
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	7,539,000	6,394,420
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	9,774,000	9,874,756
Morgan Stanley, 5.32% to 7/19/2034, FLR (SOFR - 1 day + 1.555%) to 7/19/2035	15,000,000	15,056,526
Morgan Stanley, 5.942% to 2/07/2034, FLR (CMT - 5yr. + 1.8%) to 2/07/2039	15,000,000	15,217,259
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	14,643,000	15,041,707
PNC Financial Services Group, Inc., 5.401% to 7/23/2034, FLR (SOFR - 1 day + 1.599%) to 7/23/2035	7,000,000	7,052,151
Regions Financial Corp., 5.502%, 9/06/2035	26,000,000	25,764,215
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	3,165,000	3,149,983
UBS Group AG, 1.494% to 8/10/2026, FLR (CMT - 1yr. + 0.85%) to 8/10/2027 (n)	3,500,000	3,290,281
UBS Group AG, 5.699% to 2/08/2034, FLR (CMT - 1yr. + 1.77%) to 2/08/2035 (n)	17,000,000	17,410,841
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	2,746,000	2,320,920
UBS Group AG, 9.25% to 11/13/2033, FLR (CMT - 5yr. + 4.758%) to 5/13/2172 (n)	7,091,000	8,209,910
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	1,618,000	1,579,556
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	3,333,000	3,403,675
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	5,515,000	4,892,122
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	26,071,000	23,165,015
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	4,785,000	4,634,190
		$342,333,962
Medical & Health Technology & Services – 0.5%
Adventist Health System/West, 5.43%, 3/01/2032	$5,185,000	$ 5,145,890
Alcon Finance Corp., 5.75%, 12/06/2052 (n)	6,027,000	6,265,843
CVS Health Corp., 5.3%, 6/01/2033	15,000,000	14,707,729
Marin General Hospital, 7.242%, 8/01/2045	2,805,000	3,262,590
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	1,437,000	1,400,055
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	568,000	572,898
		$31,355,005
Metals & Mining – 1.5%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$1,192,000	$ 1,090,735
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	6,067,000	5,318,998
Anglo American Capital PLC, 5.5%, 5/02/2033 (n)	15,497,000	15,650,046
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	6,305,000	5,451,511
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	21,000,000	19,117,474
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	7,907,000	6,898,912
Novelis Corp., 3.875%, 8/15/2031 (n)	24,060,000	21,129,971
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (n)(p)	10,383,393	9,777,496
		$84,435,143

MFS Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 2.7%
Cheniere Energy Partners LP, 5.75%, 8/15/2034 (n)	$19,857,000	$ 20,069,728
Cheniere Energy, Inc., 5.65%, 4/15/2034	10,000,000	10,063,630
DCP Midstream Operating, LP, 3.25%, 2/15/2032	26,264,000	22,802,560
Enbridge, Inc., 3.125%, 11/15/2029	1,344,000	1,240,368
Enbridge, Inc., 5.7%, 3/08/2033	4,620,000	4,737,646
Enbridge, Inc., 2.5%, 8/01/2033	1,923,000	1,566,572
Enbridge, Inc., 5.625%, 4/05/2034	14,836,000	15,086,653
Plains All American Pipeline LP, 3.8%, 9/15/2030	4,057,000	3,783,816
Plains All American Pipeline LP, 5.7%, 9/15/2034	20,000,000	20,173,038
Targa Resources Corp., 6.125%, 3/15/2033	13,342,000	13,941,543
Targa Resources Corp., 4.95%, 4/15/2052	5,521,000	4,804,881
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	9,038,000	8,769,802
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	9,305,000	8,526,526
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	20,000,000	20,443,140
		$156,009,903
Mortgage-Backed – 1.6%
Fannie Mae, 6.5%, 5/01/2031	$5,485	$ 5,615
Fannie Mae, 3%, 2/25/2033 (i)	157,661	12,160
Fannie Mae, 5.5%, 9/01/2034 - 11/01/2036	18,761	19,030
Fannie Mae, 6%, 11/01/2034	60,620	62,431
Fannie Mae, UMBS, 2.5%, 3/01/2050	45,494	38,185
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 10/01/2052	613,035	582,834
Fannie Mae, UMBS, 6%, 10/01/2053 - 10/01/2054	37,944,089	38,211,018
Fannie Mae, UMBS, 5.5%, 11/01/2053 - 4/01/2054	13,202,576	13,114,896
Freddie Mac, 1.114%, 6/25/2030 (i)	31,968,919	1,630,402
Freddie Mac, UMBS, 4.5%, 7/01/2052 - 10/01/2052	485,847	461,870
Freddie Mac, UMBS, 6%, 3/01/2053 - 9/01/2054	30,231,626	30,428,703
Freddie Mac, UMBS, 5.5%, 3/01/2054	6,851,016	6,840,476
Ginnie Mae, 3%, 9/20/2047	76,084	67,420
		$91,475,040
Municipals – 1.1%
Alaska Industrial Development & Export Authority Rev., Taxable (Rental Car Facility Project at Ted Stevens Anchorage International Airport), “A”, NPFG, 5.25%, 3/01/2030	$4,845,000	$ 4,843,865
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-4”, 7%, 6/30/2039	1,211,000	1,107,974
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	637,000	354,517
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	5,800,000	5,950,335
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	1,205,000	1,090,444
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,730,000	1,377,846
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	9,005,000	8,914,746
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	30,995,000	31,956,468
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,750,000	3,618,032
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	2,755,000	2,441,842
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, Taxable, “A-2”, 4.55%, 7/01/2040	1,326,000	1,146,677
		$62,802,746
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.757%, 3/16/2032 (n)	$5,000,000	$ 4,484,623

MFS Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$14,996,000	$ 14,549,352
Oils – 0.4%
FS Luxembourg S.à r.l., 8.875%, 2/12/2031 (n)	$8,766,000	$ 8,942,249
Raizen Fuels Finance S.A., 5.7%, 1/17/2035 (n)	12,325,000	11,804,885
		$20,747,134
Other Banks & Diversified Financials – 1.5%
BBVA Bancomer S.A. (Texas), 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)	$5,833,000	$ 6,134,776
Discover Financial Services, 6.7%, 11/29/2032	22,683,000	24,403,199
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	9,924,000	10,947,011
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	8,358,000	7,912,800
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)	17,190,000	18,294,188
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	18,734,000	19,073,261
		$86,765,235
Pharmaceuticals – 0.7%
Bayer US Finance LLC, 6.5%, 11/21/2033 (n)	$15,000,000	$ 15,745,621
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	11,000,000	10,422,628
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	12,000,000	10,944,083
		$37,112,332
Precious Metals & Minerals – 0.4%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	$3,500,000	$ 3,443,435
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	20,176,000	20,925,322
		$24,368,757
Real Estate - Office – 0.9%
Boston Properties LP, REIT, 2.9%, 3/15/2030	$10,000,000	$ 8,820,335
Boston Properties LP, REIT, 2.55%, 4/01/2032	11,423,000	9,323,752
Boston Properties LP, REIT, 2.45%, 10/01/2033	17,139,000	13,331,916
Boston Properties LP, REIT, 6.5%, 1/15/2034	6,827,000	7,224,955
Boston Properties LP, REIT, 5.75%, 1/15/2035	13,000,000	12,875,736
		$51,576,694
Real Estate - Retail – 0.5%
Brixmor Operating Partnership LP, 5.75%, 2/15/2035	$6,674,000	$ 6,817,091
STORE Capital Corp., REIT, 4.5%, 3/15/2028	7,000,000	6,787,663
STORE Capital Corp., REIT, 4.625%, 3/15/2029	17,647,000	16,952,848
		$30,557,602
Retailers – 0.5%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$2,180,000	$ 1,971,486
Alimentation Couche-Tard, Inc., 5.267%, 2/12/2034 (n)	25,000,000	24,664,418
		$26,635,904
Specialty Chemicals – 0.4%
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	$8,000,000	$ 6,851,748
International Flavors & Fragrances, Inc., 5%, 9/26/2048	5,000,000	4,445,363
International Flavors & Fragrances, Inc., 3.468%, 12/01/2050 (n)	16,000,000	10,935,888
		$22,232,999

MFS Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.3%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$17,118,000	$ 15,012,521
Genuine Parts Co., 2.75%, 2/01/2032	5,031,000	4,277,515
		$19,290,036
Telecommunications - Wireless – 0.6%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$1,582,000	$ 1,230,990
Rogers Communications, Inc., 4.35%, 5/01/2049	8,961,000	7,279,444
Rogers Communications, Inc., 4.55%, 3/15/2052	2,643,000	2,191,502
T-Mobile USA, Inc., 2.55%, 2/15/2031	6,156,000	5,353,270
T-Mobile USA, Inc., 4.375%, 4/15/2040	9,331,000	8,255,704
Vodafone Group PLC, 5.625%, 2/10/2053	7,731,000	7,534,029
		$31,844,939
Tobacco – 1.0%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$1,869,000	$ 1,817,063
B.A.T. Capital Corp., 6.343%, 8/02/2030	1,316,000	1,388,714
B.A.T. Capital Corp., 4.742%, 3/16/2032	16,783,000	16,290,660
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	8,569,000	8,811,181
Philip Morris International, Inc., 5.75%, 11/17/2032	5,581,000	5,812,079
Philip Morris International, Inc., 5.375%, 2/15/2033	6,000,000	6,081,697
Philip Morris International, Inc., 5.25%, 2/13/2034	16,000,000	16,041,854
		$56,243,248
Transportation - Services – 0.1%
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)	$2,461,000	$ 2,525,724
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)	2,855,000	2,761,112
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	307,000	282,304
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	889,000	619,278
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	307,000	189,506
		$6,377,924
U.S. Treasury Obligations – 31.9%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$35,900,000	$ 23,040,508
U.S. Treasury Bonds, 1.75%, 8/15/2041	11,300,000	7,579,387
U.S. Treasury Bonds, 2.375%, 2/15/2042	49,843,000	36,720,273
U.S. Treasury Bonds, 4%, 11/15/2042	137,099,000	127,844,817
U.S. Treasury Bonds, 3.875%, 5/15/2043	11,500,000	10,487,012
U.S. Treasury Bonds, 4.375%, 8/15/2043	141,408,000	137,900,418
U.S. Treasury Bonds, 4.75%, 11/15/2043	181,300,000	185,577,547
U.S. Treasury Bonds, 4.5%, 2/15/2044	143,700,000	142,128,281
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	7,646,000	5,505,419
U.S. Treasury Bonds, 2.25%, 8/15/2046	11,900,000	8,015,301
U.S. Treasury Bonds, 2.25%, 2/15/2052	111,300,000	71,471,121
U.S. Treasury Bonds, 4%, 11/15/2052	43,474,000	39,948,530
U.S. Treasury Bonds, 4.125%, 8/15/2053	148,700,000	139,731,531
U.S. Treasury Bonds, 4.75%, 11/15/2053	47,500,000	49,533,594
U.S. Treasury Bonds, 4.25%, 2/15/2054	81,400,000	78,245,750
U.S. Treasury Notes, 4.25%, 1/31/2026	57,400,000	57,386,547
U.S. Treasury Notes, 0.875%, 6/30/2026	88,000,000	83,331,875
U.S. Treasury Notes, 4.375%, 12/15/2026	204,200,000	205,101,351
U.S. Treasury Notes, 2.5%, 3/31/2027 (f)	99,500,000	95,842,598
U.S. Treasury Notes, 4.5%, 4/15/2027	128,400,000	129,473,344
U.S. Treasury Notes, 4.125%, 7/31/2028	82,100,000	81,990,961

MFS Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 4.625%, 4/30/2029	$90,000,000	$ 91,705,078
		$1,808,561,243
Utilities - Electric Power – 1.7%
Calpine Corp., 5.125%, 3/15/2028 (n)	$13,465,000	$ 13,159,816
Calpine Corp., 3.75%, 3/01/2031 (n)	4,900,000	4,415,651
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)	2,722,000	2,705,668
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	20,669,000	23,521,602
ENGIE Energía Chile S.A., 3.4%, 1/28/2030	4,000,000	3,569,731
Greenko Power II Ltd. (Republic of India), 4.3%, 12/13/2028	7,921,143	7,367,756
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	359,000	306,576
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	10,000,000	9,600,045
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)	9,050,000	9,308,893
Pacific Gas & Electric Co., 5.45%, 6/15/2027	6,067,000	6,150,771
Pacific Gas & Electric Co., 3%, 6/15/2028	823,000	770,864
Pacific Gas & Electric Co., 6.4%, 6/15/2033	4,021,000	4,279,180
Pacific Gas & Electric Co., 6.95%, 3/15/2034	9,500,000	10,535,068
Pacific Gas & Electric Co., 3.5%, 8/01/2050	3,017,000	2,106,319
		$97,797,940
Utilities - Other – 0.1%
Aegea Finance S.à r.l., 9%, 1/20/2031 (n)	$7,335,000	$ 7,820,361
Total Bonds (Identified Cost, $5,569,287,456)		$5,554,494,412
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 4.87% (v) (Identified Cost, $72,046,952)	72,044,418	$ 72,051,622
Other Assets, Less Liabilities – 0.8%		43,852,262
Net Assets – 100.0%		$5,670,398,296
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $72,051,622 and $5,554,494,412, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,194,769,047, representing 38.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
PFP III 2021-8 Ltd., “D”, FLR, 7.048% ((SOFR - 1mo. + 0.11448%) + 2.15%), 8/09/2037	12/23/21	$4,251,465	$4,253,012
% of Net assets			0.1%

MFS Income Fund
Portfolio of Investments – continued
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
MXN	Mexican Peso
Derivative Contracts at 10/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	4,991,625	EUR	4,540,595	BNP Paribas S.A.	1/17/2025	$36,110
USD	4,992,046	EUR	4,540,595	JPMorgan Chase Bank N.A.	1/17/2025	36,530
USD	4,609,822	MXN	91,153,232	Barclays Bank PLC	1/17/2025	112,476
USD	4,607,888	MXN	91,153,233	HSBC Bank	1/17/2025	110,542
						$295,658
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	1,100	$125,125,000	December – 2024	$4,917,378
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,515	$312,007,148	December – 2024	$(2,030,881)
U.S. Treasury Note 5 yr	Long	USD	4,581	491,240,672	December – 2024	(11,396,639)
						$(13,427,520)
At October 31, 2024, the fund had liquid securities with an aggregate value of $6,230,633 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Income Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 10/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $5,569,287,456)	$5,554,494,412
Investments in affiliated issuers, at value (identified cost, $72,046,952)	72,051,622
Cash	271
Foreign currency, at value (identified cost, $8)	8
Receivables for
Forward foreign currency exchange contracts	295,658
Investments sold	18,187,644
Fund shares sold	19,834,589
Interest and dividends	58,574,467
Receivable from investment adviser	341,221
Total assets	$5,723,779,892
Liabilities
Payables for
Distributions	$156,081
Net daily variation margin on open futures contracts	544,479
When-issued investments purchased	43,886,111
Fund shares reacquired	6,915,586
Payable to affiliates
Administrative services fee	3,368
Shareholder servicing costs	1,184,838
Distribution and service fees	13,312
Payable for independent Trustees' compensation	100
Accrued expenses and other liabilities	677,721
Total liabilities	$53,381,596
Net assets	$5,670,398,296
Net assets consist of
Paid-in capital	$5,770,747,950
Total distributable earnings (loss)	(100,349,654)
Net assets	$5,670,398,296
Shares of beneficial interest outstanding	957,109,208
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$843,021,477	142,063,962	$5.93
Class B	1,171,851	198,770	5.90
Class C	32,736,617	5,568,848	5.88
Class I	3,438,464,426	580,765,624	5.92
Class R6	1,355,003,925	228,512,004	5.93
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.19 [100 / 95.75 x $5.93]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

MFS Income Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 10/31/24 Net investment income (loss)
Income
Interest	$241,891,255
Dividends from affiliated issuers	6,021,242
Other	80,863
Total investment income	$247,993,360
Expenses
Management fee	$19,372,205
Distribution and service fees	2,037,345
Shareholder servicing costs	3,426,304
Administrative services fee	575,339
Independent Trustees' compensation	76,510
Custodian fee	253,786
Shareholder communications	451,651
Audit and tax fees	85,409
Legal fees	27,257
Miscellaneous	946,725
Total expenses	$27,252,531
Fees paid indirectly	(8,772)
Reduction of expenses by investment adviser and distributor	(4,942,923)
Net expenses	$22,300,836
Net investment income (loss)	$225,692,524
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(17,840,696)
Affiliated issuers	(18,670)
Futures contracts	6,403,588
Forward foreign currency exchange contracts	912,026
Foreign currency	(105,935)
Net realized gain (loss)	$(10,649,687)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$210,501,473
Affiliated issuers	(624)
Futures contracts	(1,822,745)
Forward foreign currency exchange contracts	175,797
Translation of assets and liabilities in foreign currencies	5,176
Net unrealized gain (loss)	$208,859,077
Net realized and unrealized gain (loss)	$198,209,390
Change in net assets from operations	$423,901,914
See Notes to Financial Statements

MFS Income Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	10/31/24	10/31/23
Change in net assets
From operations
Net investment income (loss)	$225,692,524	$91,807,664
Net realized gain (loss)	(10,649,687)	(33,405,299)
Net unrealized gain (loss)	208,859,077	(82,544,056)
Change in net assets from operations	$423,901,914	$(24,141,691)
Total distributions to shareholders	$(228,170,351)	$(93,463,724)
Change in net assets from fund share transactions	$2,774,637,555	$1,759,303,809
Total change in net assets	$2,970,369,118	$1,641,698,394
Net assets
At beginning of period	2,700,029,178	1,058,330,784
At end of period	$5,670,398,296	$2,700,029,178
See Notes to Financial Statements

MFS Income Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$5.55	$5.70	$7.05	$7.04	$6.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.27	$0.16	$0.14	$0.18
Net realized and unrealized gain (loss)	0.38	(0.15)	(1.28)	0.04	0.25
Total from investment operations	$0.67	$0.12	$(1.12)	$0.18	$0.43
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.27)	$(0.16)	$(0.16)	$(0.19)
From net realized gain	—	—	(0.07)	(0.01)	—
Total distributions declared to shareholders	$(0.29)	$(0.27)	$(0.23)	$(0.17)	$(0.19)
Net asset value, end of period (x)	$5.93	$5.55	$5.70	$7.05	$7.04
Total return (%) (r)(s)(t)(x)	12.23	1.99	(16.28)	2.67	6.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	0.89	0.93	0.95	0.99
Expenses after expense reductions (f)	0.73	0.73	0.73	0.73	0.76
Net investment income (loss)	4.89	4.65	2.55	2.02	2.64
Portfolio turnover rate	50	46	55	64	95
Net assets at end of period (000 omitted)	$843,021	$521,281	$349,679	$329,668	$250,293
Class B	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$5.51	$5.66	$7.00	$6.99	$6.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.22	$0.11	$0.09	$0.13
Net realized and unrealized gain (loss)	0.40	(0.14)	(1.27)	0.04	0.24
Total from investment operations	$0.64	$0.08	$(1.16)	$0.13	$0.37
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.23)	$(0.11)	$(0.11)	$(0.14)
From net realized gain	—	—	(0.07)	(0.01)	—
Total distributions declared to shareholders	$(0.25)	$(0.23)	$(0.18)	$(0.12)	$(0.14)
Net asset value, end of period (x)	$5.90	$5.51	$5.66	$7.00	$6.99
Total return (%) (r)(s)(t)(x)	11.64	1.22	(16.90)	1.91	5.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	1.64	1.68	1.70	1.74
Expenses after expense reductions (f)	1.48	1.48	1.48	1.48	1.51
Net investment income (loss)	4.15	3.85	1.68	1.30	1.92
Portfolio turnover rate	50	46	55	64	95
Net assets at end of period (000 omitted)	$1,172	$1,413	$2,005	$4,365	$6,402

See Notes to Financial Statements

MFS Income Fund
Financial Highlights - continued
Class C	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$5.50	$5.65	$6.98	$6.97	$6.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.23	$0.11	$0.09	$0.13
Net realized and unrealized gain (loss)	0.39	(0.15)	(1.26)	0.04	0.24
Total from investment operations	$0.63	$0.08	$(1.15)	$0.13	$0.37
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.23)	$(0.11)	$(0.11)	$(0.14)
From net realized gain	—	—	(0.07)	(0.01)	—
Total distributions declared to shareholders	$(0.25)	$(0.23)	$(0.18)	$(0.12)	$(0.14)
Net asset value, end of period (x)	$5.88	$5.50	$5.65	$6.98	$6.97
Total return (%) (r)(s)(t)(x)	11.47	1.21	(16.81)	1.91	5.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	1.64	1.68	1.70	1.74
Expenses after expense reductions (f)	1.48	1.48	1.48	1.48	1.51
Net investment income (loss)	4.13	3.89	1.74	1.30	1.90
Portfolio turnover rate	50	46	55	64	95
Net assets at end of period (000 omitted)	$32,737	$16,494	$10,201	$14,461	$19,035
Class I	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$5.54	$5.69	$7.03	$7.03	$6.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.29	$0.18	$0.16	$0.20
Net realized and unrealized gain (loss)	0.39	(0.15)	(1.28)	0.03	0.25
Total from investment operations	$0.69	$0.14	$(1.10)	$0.19	$0.45
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.29)	$(0.17)	$(0.18)	$(0.21)
From net realized gain	—	—	(0.07)	(0.01)	—
Total distributions declared to shareholders	$(0.31)	$(0.29)	$(0.24)	$(0.19)	$(0.21)
Net asset value, end of period (x)	$5.92	$5.54	$5.69	$7.03	$7.03
Total return (%) (r)(s)(t)(x)	12.52	2.24	(15.97)	2.78	6.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	0.64	0.68	0.70	0.74
Expenses after expense reductions (f)	0.48	0.48	0.48	0.48	0.51
Net investment income (loss)	5.13	4.92	2.92	2.26	2.86
Portfolio turnover rate	50	46	55	64	95
Net assets at end of period (000 omitted)	$3,438,464	$1,561,588	$439,494	$159,393	$114,592

See Notes to Financial Statements

MFS Income Fund
Financial Highlights - continued
Class R6	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$5.55	$5.70	$7.04	$7.04	$6.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.29	$0.19	$0.16	$0.20
Net realized and unrealized gain (loss)	0.38	(0.15)	(1.28)	0.04	0.25
Total from investment operations	$0.69	$0.14	$(1.09)	$0.20	$0.45
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.29)	$(0.18)	$(0.19)	$(0.21)
From net realized gain	—	—	(0.07)	(0.01)	—
Total distributions declared to shareholders	$(0.31)	$(0.29)	$(0.25)	$(0.20)	$(0.21)
Net asset value, end of period (x)	$5.93	$5.55	$5.70	$7.04	$7.04
Total return (%) (r)(s)(t)(x)	12.61	2.33	(15.87)	2.87	6.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.50	0.55	0.60	0.61	0.66
Expenses after expense reductions (f)	0.39	0.39	0.40	0.40	0.43
Net investment income (loss)	5.22	4.99	2.99	2.28	2.95
Portfolio turnover rate	50	46	55	64	95
Net assets at end of period (000 omitted)	$1,355,004	$599,254	$256,953	$86,441	$26,095
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Income Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Income Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which affects all public entities that are required to report segment information in accordance with Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. Although management is still evaluating the disclosures required by ASU 2023-07, adoption of the standard will not affect the fund's financial position or its results of operations.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

MFS Income Fund
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,808,561,243	$—	$1,808,561,243
Non - U.S. Sovereign Debt	—	121,355,312	—	121,355,312
Municipal Bonds	—	62,802,746	—	62,802,746
U.S. Corporate Bonds	—	1,540,806,746	—	1,540,806,746
Residential Mortgage-Backed Securities	—	252,494,207	—	252,494,207
Commercial Mortgage-Backed Securities	—	224,640,613	—	224,640,613
Asset-Backed Securities (including CDOs)	—	833,183,883	—	833,183,883
Foreign Bonds	—	710,649,662	—	710,649,662
Mutual Funds	72,051,622	—	—	72,051,622
Total	$72,051,622	$5,554,494,412	$—	$5,626,546,034
Other Financial Instruments
Futures Contracts – Assets	$4,917,378	$—	$—	$4,917,378
Futures Contracts – Liabilities	(13,427,520)	—	—	(13,427,520)
Forward Foreign Currency Exchange Contracts – Assets	—	295,658	—	295,658
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

MFS Income Fund
Notes to Financial Statements  - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$4,917,378	$(13,427,520)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	295,658	—
Total		$5,213,036	$(13,427,520)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended October 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$6,403,588	$—
Foreign Exchange	—	912,026
Total	$6,403,588	$912,026
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended October 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(1,822,745)	$—
Foreign Exchange	—	175,797
Total	$(1,822,745)	$175,797
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for

MFS Income Fund
Notes to Financial Statements  - continued
uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

MFS Income Fund
Notes to Financial Statements  - continued
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

MFS Income Fund
Notes to Financial Statements  - continued
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended October 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 10/31/24	Year ended 10/31/23
Ordinary income (including any short-term capital gains)	$228,170,351	$93,463,724
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/24
Cost of investments	$5,640,480,464
Gross appreciation	76,256,387
Gross depreciation	(98,405,301)
Net unrealized appreciation (depreciation)	$(22,148,914)
Undistributed ordinary income	24,671,586
Capital loss carryforwards	(78,335,509)
Other temporary differences	(24,536,817)
Total distributable earnings (loss)	$(100,349,654)
As of October 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(30,494,007)
Long-Term	(47,841,502)
Total	$(78,335,509)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to

MFS Income Fund
Notes to Financial Statements  - continued
differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 10/31/24	Year ended 10/31/23
Class A	$34,927,527	$20,810,542
Class B	52,969	66,157
Class C	1,070,912	543,103
Class I	138,626,367	50,756,398
Class R6	53,492,576	21,287,524
Total	$228,170,351	$93,463,724
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from November 1, 2023 through July 31, 2024, the management fee was computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.45%
In excess of $2.5 billion	0.40%
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.45%
In excess of $2.5 billion and up to $5 billion	0.40%
In excess of $5 billion	0.35%
The investment adviser has agreed in writing to reduce its management fee to 0.40% of the fund's average daily net assets annually up to $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2026. For the year ended October 31, 2024, this management fee reduction amounted to $1,750,779, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2026. For the year ended October 31, 2024, this management fee reduction amounted to $579,563, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended October 31, 2024 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class's average daily net assets:
Classes
A	B	C	I	R6
0.73%	1.48%	1.48%	0.48%	0.40%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2026. For the year ended October 31, 2024, this reduction amounted to $2,612,409, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $75,009 for the year ended October 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.

MFS Income Fund
Notes to Financial Statements  - continued
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,769,052
Class B	0.75%	0.25%	1.00%	1.00%	12,659
Class C	0.75%	0.25%	1.00%	1.00%	255,634
Total Distribution and Service Fees					$2,037,345
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended October 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended October 31, 2024, this rebate amounted to $172 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended October 31, 2024, were as follows:
Amount
Class A	$42,922
Class B	324
Class C	5,723
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2024, the fee was $151,763, which equated to 0.0034% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended October 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,274,541.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended October 31, 2024 was equivalent to an annual effective rate of 0.0130% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:

MFS Income Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	2	$15
8/19/2024	Redemption	Class I	5	29
(4)  Portfolio Securities
For the year ended October 31, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$1,753,912,965	$1,071,853,264
Non-U.S. Government securities	3,073,804,574	1,064,519,209
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 10/31/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	66,613,151	$393,865,062	43,066,064	$252,378,456
Class B	29,685	176,238	29,902	174,258
Class C	3,596,140	21,088,723	1,774,203	10,356,294
Class I	418,268,148	2,467,750,871	265,387,619	1,547,541,834
Class R6	141,694,850	836,950,187	77,484,757	453,385,254
	630,201,974	$3,719,831,081	387,742,545	$2,263,836,096
Shares issued to shareholders in reinvestment of distributions
Class A	5,844,049	$34,584,163	3,498,629	$20,456,993
Class B	8,986	52,784	11,197	65,216
Class C	182,497	1,070,312	93,694	542,627
Class I	23,423,373	138,400,193	8,694,092	50,597,375
Class R6	8,889,915	52,617,570	3,587,788	20,918,218
	38,348,820	$226,725,022	15,885,400	$92,580,429
Shares reacquired
Class A	(24,319,998)	$(143,306,351)	(14,009,247)	$(81,933,704)
Class B	(96,140)	(564,085)	(139,080)	(809,245)
Class C	(1,209,304)	(7,074,742)	(675,227)	(3,924,257)
Class I	(142,915,649)	(843,068,916)	(69,369,932)	(404,578,480)
Class R6	(30,121,645)	(177,904,454)	(18,141,460)	(105,867,030)
	(198,662,736)	$(1,171,918,548)	(102,334,946)	$(597,112,716)
Net change
Class A	48,137,202	$285,142,874	32,555,446	$190,901,745
Class B	(57,469)	(335,063)	(97,981)	(569,771)
Class C	2,569,333	15,084,293	1,192,670	6,974,664
Class I	298,775,872	1,763,082,148	204,711,779	1,193,560,729
Class R6	120,463,120	711,663,303	62,931,085	368,436,442
	469,888,058	$2,774,637,555	301,292,999	$1,759,303,809
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its

MFS Income Fund
Notes to Financial Statements  - continued
borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended October 31, 2024, the fund’s commitment fee and interest expense were $20,825 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended October 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$67,989,257	$2,245,632,135	$2,241,550,476	$(18,670)	$(624)	$72,051,622
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,021,242	$—

MFS Income Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Income Fund and the Board of Trustees of MFS Series Trust VIII
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Income Fund (the “Fund”) (one of the funds constituting MFS Series Trust VIII (the “Trust”)), including the portfolio of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust VIII) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
December 20, 2024

MFS Income Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Income Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Income Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Income Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Income Fund
Board Review of Investment Advisory Agreement
MFS Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Income Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS has agreed in writing to reduce its advisory fee and that MFS currently observes an expense limitation for the Fund, each of which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. They also noted that MFS has agreed to implement an additional contractual breakpoint that reduces its advisory fee rate on the Fund’s average daily net assets over $5 billion effective August 1, 2024. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST VIII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  December 20, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  December 20, 2024

*  Print name and title of each signing officer under his or her signature.